Schedule of Investments (unaudited) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
AAR Corp.(a)	1,832	$81,194
Aerojet Rocketdyne Holdings, Inc.(a)	4,972	240,893
AeroVironment, Inc.(a)	1,443	132,034
AerSale Corp.(a)	1,566	33,199
Archer Aviation, Inc., Class A(a)	8,285	23,612
Astra Space, Inc.(a)	13,517	8,521
Astronics Corp.(a)	3,153	29,197
Axon Enterprise, Inc.(a)	4,184	608,521
Boeing Co.(a)	35,044	4,994,120
BWX Technologies, Inc.	5,820	331,624
Cadre Holdings, Inc.(b)	1,180	34,657
Curtiss-Wright Corp.	2,464	413,533
Ducommun, Inc.(a)	1,004	47,399
General Dynamics Corp.	15,144	3,782,971
HEICO Corp.	2,882	468,728
HEICO Corp., Class A	5,004	637,009
Hexcel Corp.	5,227	291,144
Howmet Aerospace, Inc.	24,158	858,817
Huntington Ingalls Industries, Inc.	2,537	652,187
Kaman Corp.	1,670	53,607
Kratos Defense & Security Solutions, Inc.(a)	8,184	90,679
L3Harris Technologies, Inc.	12,314	3,035,032
Lockheed Martin Corp.	15,188	7,391,696
Maxar Technologies, Inc.	4,526	101,111
Mercury Systems, Inc.(a)	3,868	187,211
Moog, Inc., Class A	1,740	147,465
National Presto Industries, Inc.	532	37,501
Northrop Grumman Corp.	9,363	5,140,381
Park Aerospace Corp.	2,497	31,063
Parsons Corp.(a)	2,481	116,309
Raytheon Technologies Corp.	95,097	9,017,098
Rocket Lab USA, Inc.(a)	13,537	68,903
Spirit AeroSystems Holdings, Inc., Class A	6,835	158,299
Textron, Inc.	13,760	941,734
TransDigm Group, Inc.	3,283	1,890,220
Triumph Group, Inc.(a)	3,986	36,073
V2X, Inc.(a)	1,014	41,564
Virgin Galactic Holdings, Inc.(a)(b)	14,613	67,512
Woodward, Inc.	3,975	364,507

		42,587,325

Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.(a)	4,072	118,902
Atlas Air Worldwide Holdings, Inc.(a)	1,942	196,414
CH Robinson Worldwide, Inc.	7,756	757,916
Expeditors International of Washington, Inc.	10,210	999,048
FedEx Corp.	15,363	2,462,382
Forward Air Corp.	1,607	170,133
GXO Logistics, Inc.(a)	6,975	254,866
Hub Group, Inc., Class A(a)	2,086	161,874
Radiant Logistics, Inc.(a)	1,065	6,465
United Parcel Service, Inc., Class B	47,002	7,885,526

		13,013,526

Airlines(a) — 0.2%
Alaska Air Group, Inc.	8,017	356,436
Allegiant Travel Co.	932	69,947
American Airlines Group, Inc.	40,887	579,778
Blade Air Mobility, Inc.	4,235	19,058
Copa Holdings SA, Class A(b)	2,021	152,040
Delta Air Lines, Inc.	40,438	1,372,061

Security	Shares	Value

Airlines (continued)
Frontier Group Holdings, Inc.	1,674	$21,946
Hawaiian Holdings, Inc.	2,898	41,818
JetBlue Airways Corp.	21,282	171,107
Joby Aviation, Inc.(b)	15,127	72,912
SkyWest, Inc.	2,859	50,547
Southwest Airlines Co.	38,179	1,387,807
Spirit Airlines, Inc.	6,425	141,350
Sun Country Airlines Holdings, Inc.	2,011	32,739
United Airlines Holdings, Inc.	20,941	902,138
Wheels Up Experience, Inc.(b)	10,220	18,089

		5,389,773

Auto Components — 0.2%
Adient PLC(a)	6,311	220,759
American Axle & Manufacturing Holdings, Inc.(a)	6,123	59,332
Aptiv PLC(a)	17,183	1,564,856
BorgWarner, Inc.	15,221	571,244
Dana, Inc.	8,323	132,835
Dorman Products, Inc.(a)	1,598	130,429
Fox Factory Holding Corp.(a)	2,649	232,715
Gentex Corp.	15,283	404,847
Gentherm, Inc.(a)	1,943	113,510
Goodyear Tire & Rubber Co.(a)	17,489	222,110
Holley, Inc.(a)(b)	3,298	13,126
LCI Industries	1,693	179,644
Lear Corp.	3,862	535,698
Luminar Technologies, Inc.(a)(b)	15,044	121,706
Modine Manufacturing Co.(a)	3,006	53,868
Motorcar Parts of America, Inc.(a)	702	13,338
Patrick Industries, Inc.	1,396	63,811
QuantumScape Corp.(a)(b)	16,780	139,777
Solid Power, Inc.(a)	8,899	49,923
Standard Motor Products, Inc.	1,696	64,329
Stoneridge, Inc.(a)(b)	1,548	32,307
Tenneco, Inc., Class A(a)(b)	6,246	123,046
Visteon Corp.(a)	1,834	239,282
XPEL, Inc.(a)	1,523	105,376

		5,387,868

Automobiles — 1.9%
Canoo, Inc.(a)(b)	7,133	9,772
Cenntro Electric Group Ltd.(a)(b)	12,749	13,004
Faraday Future Intelligent Electric, Inc.(a)(b)	8,813	4,760
Fisker, Inc.(a)(b)	9,734	79,332
Ford Motor Co.	251,638	3,364,400
General Motors Co.	92,854	3,644,519
Harley-Davidson, Inc.	8,826	379,518
Lordstown Motors Corp., Class A(a)(b)	9,338	16,902
Lucid Group, Inc.(a)(b)	33,533	479,187
Rivian Automotive, Inc., Class A(a)(b)	33,107	1,157,752
Tesla, Inc.(a)	162,584	36,994,363
Thor Industries, Inc.	3,278	267,059
Winnebago Industries, Inc.(b)	2,035	121,469
Workhorse Group, Inc.(a)	13,953	37,673

		46,569,710

Banks — 4.2%
1st Source Corp.	2,496	145,167
Amalgamated Financial Corp.	666	15,311
Amerant Bancorp, Inc.	1,476	44,428
American National Bankshares, Inc.	234	8,557
Ameris Bancorp	3,711	191,154
Arrow Financial Corp.	510	17,758
Associated Banc-Corp.	9,965	242,648

1

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Atlantic Union Bankshares Corp.	5,090	$175,809
Banc of California, Inc.	6,112	101,948
BancFirst Corp.	1,304	124,949
Bancorp, Inc.(a)	1,904	52,512
Bank First Corp.	309	26,620
Bank of America Corp.	450,355	16,230,794
Bank of Hawaii Corp.	3,359	255,116
Bank of Marin Bancorp	1,301	46,966
Bank of NT Butterfield & Son Ltd.	3,623	125,138
Bank OZK	7,732	332,321
BankUnited, Inc.	3,069	110,331
Banner Corp.	981	73,330
Bar Harbor Bankshares	1,349	40,484
BayCom Corp.	1,314	25,268
BCB Bancorp, Inc.	1,342	26,370
Berkshire Hills Bancorp, Inc.	1,900	55,575
Blue Ridge Bankshares, Inc.	1,301	16,978
BOK Financial Corp.	1,851	203,962
Brookline Bancorp, Inc.	2,260	31,075
Business First Bancshares, Inc.	1,155	28,621
Byline Bancorp, Inc.	1,662	38,425
Cadence Bank	6,933	191,697
Cambridge Bancorp	245	21,523
Camden National Corp.	1,025	44,608
Capital Bancorp, Inc.	643	15,869
Capital City Bank Group, Inc.	363	12,857
Capstar Financial Holdings, Inc.	1,127	19,925
Carter Bankshares, Inc.(a)	1,048	18,759
Cathay General Bancorp	4,908	223,805
Central Pacific Financial Corp.	427	8,762
Citigroup, Inc.	123,764	5,675,817
Citizens & Northern Corp.	1,802	42,852
Citizens Financial Group, Inc.	32,023	1,309,741
City Holding Co.	442	44,576
Civista Bancshares, Inc.	808	19,150
CNB Financial Corp.	1,531	38,918
Coastal Financial Corp.(a)	714	33,287
Colony Bankcorp, Inc.	1,564	21,583
Columbia Banking System, Inc.	2,735	91,540
Comerica, Inc.	8,697	613,139
Commerce Bancshares, Inc.	7,312	517,982
Community Bank System, Inc.	1,925	120,178
Community Trust Bancorp, Inc.	2,423	114,584
ConnectOne Bancorp, Inc.	2,102	52,655
CrossFirst Bankshares, Inc.(a)	2,745	38,183
Cullen/Frost Bankers, Inc.	3,766	583,918
Customers Bancorp, Inc.(a)	1,668	56,195
CVB Financial Corp.	7,213	207,157
Dime Community Bancshares, Inc.	1,767	61,015
Eagle Bancorp, Inc.	1,044	47,272
East West Bancorp, Inc.	9,273	663,669
Eastern Bankshares, Inc.	10,087	193,368
Enterprise Bancorp, Inc.	214	6,694
Enterprise Financial Services Corp.	1,968	105,229
Equity Bancshares, Inc., Class A	1,265	45,186
Esquire Financial Holdings, Inc.	654	29,548
Farmers & Merchants Bancorp, Inc.	828	24,227
Farmers National Banc Corp.	1,865	25,625
FB Financial Corp.	3,630	152,315
Fifth Third Bancorp	43,879	1,566,042
Financial Institutions, Inc.	1,577	37,580
First Bancorp, Inc.	314	9,596
First BanCorp	4,814	76,013

Security	Shares	Value

Banks (continued)
First Bancorp/Southern Pines NC	897	$39,979
First Bancshares, Inc.	1,176	38,502
First Bank	1,767	27,777
First Busey Corp.	4,173	110,209
First Business Financial Services, Inc.	758	28,918
First Citizens BancShares, Inc., Class A(b)	788	647,831
First Commonwealth Financial Corp.	3,047	43,694
First Community Bankshares, Inc.	576	21,450
First Financial Bancorp	3,434	89,524
First Financial Bankshares, Inc.	8,460	325,625
First Financial Corp.	1,022	49,557
First Foundation, Inc.	6,885	109,885
First Guaranty Bancshares, Inc.	973	22,447
First Hawaiian, Inc.	8,210	210,012
First Horizon Corp.	33,845	829,541
First Internet Bancorp	258	6,628
First Interstate BancSystem, Inc., Class A	5,748	262,166
First Merchants Corp.	5,056	227,014
First Mid Bancshares, Inc.	847	30,331
First of Long Island Corp.	1,705	29,974
First Republic Bank	11,587	1,391,599
Five Star Bancorp	948	27,501
Flushing Financial Corp.	1,802	35,499
FNB Corp.	23,738	343,014
Fulton Financial Corp.(b)	11,311	206,200
German American Bancorp, Inc.	1,941	76,262
Glacier Bancorp, Inc.	7,422	425,132
Great Southern Bancorp, Inc.	1,489	92,288
Guaranty Bancshares, Inc.	297	10,998
Hancock Whitney Corp.	5,243	292,926
Hanmi Financial Corp.	907	24,289
HarborOne Bancorp, Inc.	5,315	80,947
Heartland Financial USA, Inc.	2,831	139,625
Heritage Commerce Corp.	3,436	49,135
Heritage Financial Corp.	1,053	35,476
Hilltop Holdings, Inc.	3,539	102,454
Home BancShares, Inc.	13,023	331,956
HomeStreet, Inc.	954	24,766
HomeTrust Bancshares, Inc.	642	15,427
Hope Bancorp, Inc.	3,638	49,368
Horizon Bancorp, Inc.	2,632	39,243
Huntington Bancshares, Inc.	92,233	1,400,097
Independent Bank Corp.	2,993	202,610
Independent Bank Group, Inc.	2,212	139,555
International Bancshares Corp.	3,841	190,514
John Marshall Bancorp, Inc.	759	21,859
JPMorgan Chase & Co.	186,694	23,501,041
KeyCorp	60,638	1,083,601
Lakeland Bancorp, Inc.	4,929	91,926
Lakeland Financial Corp.	1,478	122,157
Live Oak Bancshares, Inc.	2,391	77,636
M&T Bank Corp.	11,255	1,895,004
Macatawa Bank Corp.	816	8,756
Mercantile Bank Corp.	497	17,370
Metrocity Bankshares, Inc.	765	17,021
Metropolitan Bank Holding Corp.(a)	533	35,178
Mid Penn Bancorp, Inc.	806	27,549
Midland States Bancorp, Inc.	963	27,003
MidWestOne Financial Group, Inc.	1,021	34,306
MVB Financial Corp.	865	21,417
National Bank Holdings Corp., Class A	1,777	77,868
NBT Bancorp, Inc.	1,281	60,707
Nicolet Bankshares, Inc.(a)(b)	940	71,713

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Northeast Bank	629	$26,481
Northwest Bancshares, Inc.	4,246	63,945
OceanFirst Financial Corp.	4,668	105,403
OFG Bancorp	1,912	53,307
Old National Bancorp	19,289	377,293
Old Second Bancorp, Inc.	5,066	81,056
Origin Bancorp, Inc.	1,892	78,196
Orrstown Financial Services, Inc.	348	9,212
Pacific Premier Bancorp, Inc.	3,852	140,251
PacWest Bancorp	7,512	186,748
Park National Corp.	1,046	154,285
Pathward Financial, Inc.	1,236	51,949
PCB Bancorp	1,231	22,774
PCSB Financial Corp.	1,728	33,679
Peapack-Gladstone Financial Corp.	1,216	48,117
Peoples Bancorp, Inc.	3,439	104,099
Peoples Financial Services Corp.	546	30,025
Pinnacle Financial Partners, Inc.	4,868	403,995
PNC Financial Services Group, Inc.	26,656	4,313,740
Popular, Inc.	4,946	349,781
Preferred Bank/Los Angeles CA	305	23,445
Premier Financial Corp.	1,940	55,969
Primis Financial Corp.	1,942	25,032
Professional Holding Corp., Class A(a)	871	23,578
Prosperity Bancshares, Inc.	6,373	456,116
QCR Holdings, Inc.	904	45,842
RBB Bancorp	350	7,879
Red River Bancshares, Inc.	282	16,051
Regions Financial Corp.	60,233	1,322,114
Renasant Corp.	1,899	76,663
Republic Bancorp, Inc., Class A	1,265	58,633
Republic First Bancorp, Inc.(a)	1,213	3,433
S&T Bancorp, Inc.	1,247	47,149
Sandy Spring Bancorp, Inc.	2,975	105,434
Seacoast Banking Corp. of Florida	2,936	90,722
ServisFirst Bancshares, Inc.	3,496	263,354
Shore Bancshares, Inc.	2,166	43,190
Sierra Bancorp	1,347	29,701
Signature Bank	3,993	633,010
Silvergate Capital Corp., Class A(a)	2,042	115,904
Simmons First National Corp., Class A	6,948	165,849
SmartFinancial, Inc.	348	10,176
South Plains Financial, Inc.	1,099	34,366
Southern First Bancshares, Inc.(a)	161	7,193
Southside Bancshares, Inc.	1,208	41,362
SouthState Corp.	4,925	445,368
Stellar Bancorp, Inc.	2,975	97,699
Stock Yards Bancorp, Inc.	2,417	188,985
Summit Financial Group, Inc.	488	14,186
SVB Financial Group(a)	3,760	868,410
Synovus Financial Corp.	9,221	367,457
Texas Capital Bancshares, Inc.(a)	3,412	204,720
Third Coast Bancshares, Inc.(a)	1,211	23,493
Tompkins Financial Corp.	1,151	95,349
Towne Bank	6,068	199,880
TriCo Bancshares	2,838	164,349
Triumph Bancorp, Inc.(a)	1,435	73,903
Truist Financial Corp.	85,698	3,838,413
Trustmark Corp.	3,530	129,092
U.S. Bancorp	86,765	3,683,174
UMB Financial Corp.	3,024	251,657
Umpqua Holdings Corp.	14,706	292,355

Security	Shares	Value

Banks (continued)
United Bankshares, Inc.	7,831	$331,643
United Community Banks, Inc.	3,642	140,217
Univest Financial Corp.	4,249	119,567
USCB Financial Holdings, Inc.(a)(b)	1,758	23,610
Valley National Bancorp	28,846	342,402
Veritex Holdings, Inc.	2,661	84,034
Washington Federal, Inc.	4,414	170,822
Washington Trust Bancorp, Inc.	2,282	110,677
Webster Financial Corp.	11,286	612,378
Wells Fargo & Co.	242,780	11,165,452
WesBanco, Inc.	4,292	173,568
West BanCorp., Inc.	1,337	30,042
Westamerica BanCorp.	987	61,915
Western Alliance Bancorp	6,952	466,966
Wintrust Financial Corp.	3,955	370,267
Zions Bancorp NA	10,022	520,543

		104,039,405

Beverages — 1.6%
Boston Beer Co., Inc., Class A(a)	590	220,241
Brown-Forman Corp., Class A	2,982	205,072
Brown-Forman Corp., Class B	11,397	774,996
Celsius Holdings, Inc.(a)(b)	3,684	335,539
Coca-Cola Co.	249,600	14,938,560
Coca-Cola Consolidated, Inc.	320	155,843
Constellation Brands, Inc., Class A	9,669	2,389,016
Duckhorn Portfolio, Inc.(a)	2,594	37,924
Keurig Dr. Pepper, Inc.(b)	54,608	2,120,975
MGP Ingredients, Inc.	794	88,968
Molson Coors Beverage Co., Class B	11,504	580,147
Monster Beverage Corp.(a)	23,732	2,224,163
National Beverage Corp.	1,540	73,027
PepsiCo, Inc.	88,372	16,046,588
Primo Water Corp.	10,816	157,805
Vintage Wine Estates, Inc.(a)	2,418	6,698
Vita Coco Co., Inc.(a)	2,013	20,653

		40,376,215

Biotechnology — 2.7%
2seventy bio, Inc.(a)	3,031	48,132
4D Molecular Therapeutics, Inc.(a)	982	8,504
Aadi Bioscience, Inc.(a)	1,787	23,079
AbbVie, Inc.	112,944	16,535,002
ACADIA Pharmaceuticals, Inc.(a)	7,957	127,551
Adicet Bio, Inc.(a)	1,548	25,527
ADMA Biologics, Inc.(a)	12,578	35,470
Aduro Biotech, Inc.(c)	400	1,016
Aerovate Therapeutics, Inc.(a)(b)	433	8,448
Affimed NV(a)	6,814	11,993
Agenus, Inc.(a)	23,370	58,659
Agios Pharmaceuticals, Inc.(a)(b)	3,560	98,042
Akero Therapeutics, Inc.(a)	1,977	83,548
Albireo Pharma, Inc.(a)	1,706	35,007
Alector, Inc.(a)	2,986	27,471
Alkermes PLC(a)	10,041	227,931
Allogene Therapeutics, Inc.(a)(b)	5,719	58,906
Allovir, Inc.(a)(b)	1,851	12,827
Alnylam Pharmaceuticals, Inc.(a)(b)	7,696	1,595,073
Alpine Immune Sciences, Inc.(a)	2,578	15,236
ALX Oncology Holdings, Inc.(a)(b)	841	10,210
Amgen, Inc.	34,075	9,212,176
Amicus Therapeutics, Inc.(a)	17,257	172,570
AnaptysBio, Inc.(a)(b)	865	24,955
Anavex Life Sciences Corp.(a)(b)	5,256	63,966

3

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Anika Therapeutics, Inc.(a)	1,304	$37,060
Apellis Pharmaceuticals, Inc.(a)	5,865	354,774
Arbutus Biopharma Corp.(a)(b)	7,498	17,545
Arcellx, Inc.(a)	1,982	46,537
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,279	22,638
Arcus Biosciences, Inc.(a)	3,707	94,454
Arcutis Biotherapeutics, Inc.(a)	2,914	51,520
Arrowhead Pharmaceuticals, Inc.(a)	6,489	225,882
Atara Biotherapeutics, Inc.(a)	4,529	21,105
Aura Biosciences, Inc.(a)	1,601	19,836
Aurinia Pharmaceuticals, Inc.(a)	8,475	68,902
Avid Bioservices, Inc.(a)	3,513	59,510
Avidity Biosciences, Inc.(a)	3,751	53,564
Beam Therapeutics, Inc.(a)(b)	4,047	178,311
BioCryst Pharmaceuticals, Inc.(a)	11,882	158,625
Biogen, Inc.(a)	9,303	2,636,842
Biohaven Ltd.(a)	1,951	32,328
BioMarin Pharmaceutical, Inc.(a)	11,857	1,027,172
Bioxcel Therapeutics, Inc.(a)(b)	1,041	13,106
Bluebird Bio, Inc.(a)	6,924	43,413
Blueprint Medicines Corp.(a)	3,677	190,616
Bridgebio Pharma, Inc.(a)	5,906	61,600
C4 Therapeutics, Inc.(a)(b)	2,279	21,924
CareDx, Inc.(a)	2,931	58,356
Caribou Biosciences, Inc.(a)	4,018	39,135
Catalyst Pharmaceuticals, Inc.(a)	6,914	95,897
Celldex Therapeutics, Inc.(a)	3,354	117,826
Century Therapeutics, Inc.(a)	1,185	12,442
Cerevel Therapeutics Holdings, Inc.(a)	3,376	94,393
Chimerix, Inc.(a)	2,973	5,262
Chinook Therapeutics, Inc.(a)	3,112	67,686
Cogent Biosciences, Inc.(a)	4,083	55,733
Coherus Biosciences, Inc.(a)	6,286	54,688
Crinetics Pharmaceuticals, Inc.(a)	3,550	65,533
CTI BioPharma Corp.(a)	6,063	29,709
Cullinan Oncology, Inc.(a)	2,878	37,817
Cytokinetics, Inc.(a)(b)	5,113	223,234
Day One Biopharmaceuticals, Inc.(a)	2,141	45,261
Deciphera Pharmaceuticals, Inc.(a)	3,552	57,613
Denali Therapeutics, Inc.(a)	6,275	179,967
Design Therapeutics, Inc.(a)(b)	2,613	40,815
Dynavax Technologies Corp.(a)(b)	8,014	91,760
Dyne Therapeutics, Inc.(a)	1,550	17,670
Eagle Pharmaceuticals, Inc.(a)	611	19,228
Editas Medicine, Inc.(a)	3,741	46,950
Eiger Biopharmaceuticals, Inc.(a)	3,702	18,917
Emergent BioSolutions, Inc.(a)	2,980	62,163
Enanta Pharmaceuticals, Inc.(a)	1,355	61,124
EQRx, Inc.(a)	13,686	70,346
Erasca, Inc.(a)	3,958	32,337
Exact Sciences Corp.(a)(b)	11,287	392,562
Exelixis, Inc.(a)	20,298	336,541
Fate Therapeutics, Inc.(a)	5,497	114,997
FibroGen, Inc.(a)	6,075	98,901
Foghorn Therapeutics, Inc.(a)	1,251	10,934
Generation Bio Co.(a)	2,726	13,957
Geron Corp.(a)	23,751	52,727
Gilead Sciences, Inc.	80,302	6,300,495
Gossamer Bio, Inc.(a)	4,691	52,070
GreenLight Biosciences Holdings PBC(a)	9,590	17,070
Halozyme Therapeutics, Inc.(a)	8,793	420,393
Heron Therapeutics, Inc.(a)(b)	5,088	19,589
HilleVax, Inc.(a)	1,399	29,911

Security	Shares	Value

Biotechnology (continued)
Horizon Therapeutics PLC(a)	14,332	$893,170
Icosavax, Inc.(a)(b)	890	3,053
Ideaya Biosciences, Inc.(a)	1,859	31,398
IGM Biosciences, Inc.(a)	534	10,680
Imago Biosciences, Inc.(a)(b)	1,182	20,094
ImmunityBio, Inc.(a)(b)	7,947	43,708
ImmunoGen, Inc.(a)	15,645	92,931
Immunovant, Inc.(a)	1,328	14,874
Incyte Corp.(a)	11,563	859,593
Inhibrx, Inc.(a)	2,572	82,767
Inovio Pharmaceuticals, Inc.(a)	12,025	25,974
Insmed, Inc.(a)	7,918	137,140
Instil Bio, Inc.(a)(b)	3,486	11,504
Intellia Therapeutics, Inc.(a)	4,702	248,172
Intercept Pharmaceuticals, Inc.(a)	2,692	37,338
Invivyd, Inc.(a)	2,455	9,697
Ionis Pharmaceuticals, Inc.(a)(b)	8,767	387,501
Iovance Biotherapeutics, Inc.(a)	10,854	101,376
Ironwood Pharmaceuticals, Inc.(a)	8,803	96,305
iTeos Therapeutics, Inc.(a)	2,020	39,350
IVERIC bio, Inc.(a)	7,350	175,812
Janux Therapeutics, Inc.(a)(b)	958	17,321
Jounce Therapeutics, Inc.(a)	2,971	6,477
KalVista Pharmaceuticals, Inc.(a)	2,567	13,015
Karuna Therapeutics, Inc.(a)(b)	1,874	411,043
Karyopharm Therapeutics, Inc.(a)	2,939	13,990
Keros Therapeutics, Inc.(a)	1,105	55,626
Kezar Life Sciences, Inc.(a)	2,971	22,327
Kiniksa Pharmaceuticals Ltd., Class A(a)	2,602	29,715
Kinnate Biopharma, Inc.(a)	3,251	27,406
Kodiak Sciences, Inc.(a)	1,928	13,843
Kronos Bio, Inc.(a)	2,376	7,033
Krystal Biotech, Inc.(a)	1,376	105,264
Kura Oncology, Inc.(a)	3,343	51,883
Kymera Therapeutics, Inc.(a)	2,658	80,644
Lexicon Pharmaceuticals, Inc.(a)	1,529	3,287
Ligand Pharmaceuticals, Inc.(a)	802	70,295
Lyell Immunopharma, Inc.(a)	11,179	65,733
MacroGenics, Inc.(a)	3,347	17,137
Madrigal Pharmaceuticals, Inc.(a)(b)	942	66,712
MannKind Corp.(a)(b)	15,218	51,437
MeiraGTx Holdings PLC(a)	2,029	14,751
Mersana Therapeutics, Inc.(a)	6,910	54,313
MiMedx Group, Inc.(a)	5,597	16,567
Mirati Therapeutics, Inc.(a)	2,788	187,688
Mirum Pharmaceuticals, Inc.(a)	1,260	28,413
Moderna, Inc.(a)	21,579	3,243,971
Monte Rosa Therapeutics, Inc.(a)(b)	998	9,182
Morphic Holding, Inc.(a)	1,875	52,519
Myriad Genetics, Inc.(a)	5,141	106,624
Natera, Inc.(a)(b)	5,526	259,501
Neurocrine Biosciences, Inc.(a)	6,048	696,246
Nkarta, Inc.(a)(b)	2,544	32,080
Novavax, Inc.(a)(b)	4,770	106,228
Nurix Therapeutics, Inc.(a)	3,236	41,194
Nuvalent, Inc., Class A(a)	2,068	73,848
Ocugen, Inc.(a)(b)	9,292	15,982
Organogenesis Holdings, Inc.(a)	6,610	21,681
Outlook Therapeutics, Inc.(a)	10,081	11,694
PMV Pharmaceuticals, Inc.(a)(b)	2,919	35,933
Point Biopharma Global, Inc.(a)	4,612	43,030
Praxis Precision Medicines, Inc.(a)	1,900	3,743
Precigen, Inc.(a)	5,740	9,299

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Prometheus Biosciences, Inc.(a)	2,117	$111,185
Protagonist Therapeutics, Inc.(a)	2,080	16,848
Prothena Corp. PLC(a)	2,076	127,549
PTC Therapeutics, Inc.(a)	4,623	174,842
Rallybio Corp.(a)(b)	1,815	17,351
RAPT Therapeutics, Inc.(a)	2,175	47,458
Recursion Pharmaceuticals, Inc., Class A(a)	9,184	96,891
Regeneron Pharmaceuticals, Inc.(a)(b)	6,619	4,955,976
REGENXBIO, Inc.(a)	2,116	50,086
Relay Therapeutics, Inc.(a)	5,448	121,055
Replimune Group, Inc.(a)	3,154	57,907
Revolution Medicines, Inc.(a)	4,445	90,056
Rigel Pharmaceuticals, Inc.(a)	11,055	8,055
Rocket Pharmaceuticals, Inc.(a)(b)	3,412	63,668
Sage Therapeutics, Inc.(a)	3,162	119,081
Sana Biotechnology, Inc.(a)(b)	5,009	29,052
Sangamo Therapeutics, Inc.(a)	6,311	27,705
Sarepta Therapeutics, Inc.(a)	5,295	603,736
Seagen, Inc.(a)	8,647	1,099,552
Seres Therapeutics, Inc.(a)	3,502	31,028
Sorrento Therapeutics, Inc.(a)(b)	26,350	41,369
SpringWorks Therapeutics, Inc.(a)	2,491	59,809
Stoke Therapeutics, Inc.(a)	1,062	15,771
Sutro Biopharma, Inc.(a)	2,510	18,398
Syndax Pharmaceuticals, Inc.(a)	3,759	86,307
Talaris Therapeutics, Inc.(a)	2,772	4,186
Tenaya Therapeutics, Inc.(a)	1,213	3,251
TG Therapeutics, Inc.(a)	7,337	42,701
Travere Therapeutics, Inc.(a)	3,424	74,232
Twist Bioscience Corp.(a)	3,793	124,524
Ultragenyx Pharmaceutical, Inc.(a)	4,095	165,684
United Therapeutics Corp.(a)	2,776	639,951
Vanda Pharmaceuticals, Inc.(a)	2,945	30,834
Vaxart, Inc.(a)	6,011	10,038
Vaxcyte, Inc.(a)	3,029	132,095
VBI Vaccines, Inc.(a)	9,724	7,002
Vera Therapeutics, Inc.(a)	1,118	20,840
Veracyte, Inc.(a)(b)	4,032	81,084
Vericel Corp.(a)	2,424	65,157
Vertex Pharmaceuticals, Inc.(a)	16,288	5,081,856
Verve Therapeutics, Inc.(a)	3,190	120,263
Vir Biotechnology, Inc.(a)(b)	4,475	98,360
Viridian Therapeutics, Inc.(a)	2,037	40,536
VistaGen Therapeutics, Inc.(a)	9,627	1,277
Xencor, Inc.(a)	3,868	108,304
Y-mAbs Therapeutics, Inc.(a)	1,877	6,776
Zentalis Pharmaceuticals, Inc.(a)	3,109	78,005
Zogenix, Inc.(c)	2,357	1,603

		68,046,978

Building Products — 0.6%
A O Smith Corp.	7,819	428,325
AAON, Inc.	2,718	175,284
Advanced Drainage Systems, Inc.	4,119	477,310
Allegion PLC	5,664	593,417
American Woodmark Corp.(a)	907	41,132
Apogee Enterprises, Inc.	1,427	65,471
Armstrong World Industries, Inc.	3,008	227,315
AZEK Co., Inc.(a)(b)	7,549	132,183
Builders FirstSource, Inc.(a)	9,583	590,888
Caesarstone Ltd.	2,414	21,436
Carlisle Cos., Inc.	3,282	783,742
Carrier Global Corp.	54,145	2,152,805

Security	Shares	Value

Building Products (continued)
CSW Industrials, Inc.	854	$110,098
Fortune Brands Home & Security, Inc.	8,295	500,354
Gibraltar Industries, Inc.(a)	2,248	114,828
Griffon Corp.	3,346	107,540
Hayward Holdings, Inc.(a)(b)	4,513	41,745
Insteel Industries, Inc.	1,232	32,463
Janus International Group, Inc.(a)(b)	5,152	49,614
JELD-WEN Holding, Inc.(a)	6,029	63,968
Johnson Controls International PLC	44,447	2,570,814
Lennox International, Inc.	2,102	490,964
Masco Corp.	14,162	655,276
Masonite International Corp.(a)	1,365	97,638
Owens Corning	5,993	513,061
PGT Innovations, Inc.(a)	4,856	103,481
Quanex Building Products Corp.	1,892	41,927
Resideo Technologies, Inc.(a)	9,442	223,020
Simpson Manufacturing Co., Inc.	2,694	230,283
Trane Technologies PLC	14,907	2,379,604
Trex Co., Inc.(a)	6,985	335,909
UFP Industries, Inc.	3,620	257,853
View, Inc.(a)(b)	4,259	5,750
Zurn Elkay Water Solutions Corp.	7,384	173,450

		14,788,948

Capital Markets — 3.1%
Affiliated Managers Group, Inc.	2,454	304,689
Ameriprise Financial, Inc.	6,733	2,081,305
Ares Management Corp., Class A	9,776	741,314
Artisan Partners Asset Management, Inc., Class A	3,461	98,673
Assetmark Financial Holdings, Inc.(a)	965	19,985
Associated Capital Group, Inc., Class A(b)	82	3,305
B. Riley Financial, Inc.	1,480	60,206
Bank of New York Mellon Corp.	46,920	1,975,801
BGC Partners, Inc., Class A	17,841	70,650
BlackRock, Inc.	9,592	6,195,569
Blackstone, Inc.	44,700	4,073,958
Blucora, Inc.(a)	2,865	63,116
Blue Owl Capital, Inc.	26,185	262,374
Brightsphere Investment Group, Inc.	3,261	61,372
Carlyle Group, Inc.	13,623	385,258
Cboe Global Markets, Inc.	6,793	845,729
Charles Schwab Corp.	97,085	7,734,762
CME Group, Inc.	22,925	3,972,902
Cohen & Steers, Inc.	1,418	85,307
Coinbase Global, Inc., Class A(a)(b)	9,784	648,190
Cowen, Inc., Class A	1,474	56,926
Diamond Hill Investment Group, Inc.	101	18,175
Donnelley Financial Solutions, Inc.(a)	2,020	81,669
Evercore, Inc., Class A	2,298	241,520
FactSet Research Systems, Inc.	2,443	1,039,472
Federated Hermes, Inc.	5,858	203,566
Focus Financial Partners, Inc., Class A(a)	4,538	157,877
Franklin Resources, Inc.	18,526	434,435
GCM Grosvenor, Inc., Class A	2,165	17,905
Goldman Sachs Group, Inc.	21,277	7,330,139
Hamilton Lane, Inc., Class A	2,018	120,717
Houlihan Lokey, Inc.	3,079	275,016
Interactive Brokers Group, Inc., Class A	5,866	470,160
Intercontinental Exchange, Inc.	35,282	3,371,901
Invesco Ltd.	22,260	341,023
Janus Henderson Group PLC	8,837	201,218
Jefferies Financial Group, Inc.	12,836	441,687
KKR & Co., Inc.	35,674	1,734,827

5

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Lazard Ltd., Class A	5,897	$222,376
LPL Financial Holdings, Inc.	5,071	1,296,401
MarketAxess Holdings, Inc.	2,366	577,399
Moelis & Co., Class A	4,116	174,765
Moody’s Corp.	10,245	2,713,593
Morgan Stanley	80,011	6,574,504
Morningstar, Inc.	1,524	353,842
MSCI, Inc.	5,034	2,360,241
Nasdaq, Inc.	21,916	1,364,052
Northern Trust Corp.	13,143	1,108,612
Open Lending Corp., Class A(a)	5,715	40,977
Oppenheimer Holdings, Inc., Class A	713	24,541
Perella Weinberg Partners	3,888	30,637
Piper Sandler Cos.,	1,151	147,293
PJT Partners, Inc., Class A	1,652	122,909
Raymond James Financial, Inc.	12,342	1,458,084
Robinhood Markets, Inc., Class A(a)(b)	35,894	419,242
S&P Global, Inc.	21,317	6,848,086
Sculptor Capital Management, Inc.	904	9,591
SEI Investments Co.	6,510	353,493
State Street Corp.	23,409	1,732,266
StepStone Group, Inc., Class A	3,324	98,124
Stifel Financial Corp.	6,614	409,208
StoneX Group, Inc.(a)	909	84,828
T Rowe Price Group, Inc.	14,314	1,519,574
Tradeweb Markets, Inc., Class A	7,167	394,758
Victory Capital Holdings, Inc., Class A	1,129	32,651
Virtu Financial, Inc., Class A	5,906	132,176
Virtus Investment Partners, Inc.	369	63,280
WisdomTree Investments, Inc.	8,155	44,282

		76,934,483

Chemicals — 1.8%
AdvanSix, Inc.	1,773	64,502
Air Products & Chemicals, Inc.	14,136	3,539,654
Albemarle Corp.	7,458	2,087,270
American Vanguard Corp.	2,757	64,155
Amyris, Inc.(a)(b)	10,201	28,665
Ashland, Inc.	3,129	328,295
Aspen Aerogels, Inc.(a)(b)	1,334	16,915
Avient Corp.	6,205	214,010
Axalta Coating Systems Ltd.(a)(b)	14,436	336,648
Balchem Corp.	2,008	280,718
Cabot Corp.	3,476	255,416
Celanese Corp.	7,112	683,605
CF Industries Holdings, Inc.	12,671	1,346,420
Chase Corp.	398	37,496
Chemours Co.	10,214	292,427
Corteva, Inc.	46,223	3,020,211
Danimer Scientific, Inc.(a)(b)	6,007	15,738
Diversey Holdings Ltd.(a)(b)	4,610	24,894
Dow, Inc.	45,834	2,142,281
DuPont de Nemours, Inc.	31,930	1,826,396
Eastman Chemical Co.	7,846	602,651
Ecolab, Inc.	15,841	2,488,146
Ecovyst, Inc.(a)	5,243	52,168
Element Solutions, Inc.	14,301	245,977
FMC Corp.	8,008	952,151
FutureFuel Corp.	1,697	11,607
Ginkgo Bioworks Holdings, Inc.(a)	49,744	135,801
Hawkins, Inc.	1,121	50,479
HB Fuller Co.	3,352	233,668
Huntsman Corp.	12,243	327,623

Security	Shares	Value

Chemicals (continued)
Ingevity Corp.(a)	2,428	$163,332
Innospec, Inc.	1,590	158,984
International Flavors & Fragrances, Inc.	16,284	1,589,481
Intrepid Potash, Inc.(a)	1,114	50,409
Koppers Holdings, Inc.	682	17,023
Kronos Worldwide, Inc.	777	7,382
Linde PLC	32,090	9,541,962
Livent Corp.(a)	10,375	327,539
LSB Industries, Inc.(a)	1,960	34,555
LyondellBasell Industries NV, Class A	16,365	1,251,104
Mativ Holdings, Inc.	4,082	96,907
Minerals Technologies, Inc.	2,032	111,780
Mosaic Co.	21,759	1,169,546
NewMarket Corp.	374	113,823
Olin Corp.	8,347	441,974
Origin Materials, Inc.(a)(b)	7,098	40,317
Orion Engineered Carbons SA	3,373	53,833
Perimeter Solutions SA(a)	7,347	58,703
PPG Industries, Inc.	15,032	1,716,354
PureCycle Technologies, Inc.(a)	6,987	57,782
Quaker Chemical Corp.	858	139,545
Rayonier Advanced Materials, Inc.(a)	5,464	24,861
RPM International, Inc.	8,110	766,963
Scotts Miracle-Gro Co.	2,518	115,601
Sensient Technologies Corp.	2,722	194,514
Sherwin-Williams Co.	15,285	3,439,584
Stepan Co.	1,403	146,529
Tredegar Corp.	2,663	29,000
Trinseo PLC	2,403	45,224
Tronox Holdings PLC, Class A	6,792	81,504
Valvoline, Inc.	11,880	348,797
Westlake Corp.	2,070	200,066

		44,240,965

Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	4,646	206,793
ACCO Brands Corp.	3,640	16,744
ACV Auctions, Inc., Class A(a)(b)	7,474	68,163
Aris Water Solution, Inc., Class A	1,316	22,411
Brady Corp., Class A	3,536	161,772
BrightView Holdings, Inc.(a)	2,533	22,594
Brink’s Co.	3,044	181,514
Casella Waste Systems, Inc., Class A(a)	3,078	251,811
Cimpress PLC(a)	966	22,488
Cintas Corp.	5,495	2,349,387
Clean Harbors, Inc.(a)	3,346	409,751
Copart, Inc.(a)	13,572	1,561,051
CoreCivic, Inc.(a)	8,030	84,074
Deluxe Corp.	2,249	41,337
Driven Brands Holdings, Inc.(a)(b)	3,595	114,968
Ennis, Inc.	1,476	33,299
GEO Group, Inc.(a)	4,668	39,491
Harsco Corp.(a)	4,861	25,715
Healthcare Services Group, Inc.	5,673	79,195
Heritage-Crystal Clean, Inc.(a)	397	10,906
HNI Corp.	2,341	67,866
IAA, Inc.(a)	8,849	335,643
Interface, Inc.	3,303	37,357
KAR Auction Services, Inc.(a)	7,187	104,427
Kimball International, Inc., Class B	1,050	7,759
Li-Cycle Holdings Corp.(a)(b)	8,180	48,753
Matthews International Corp., Class A	2,063	55,453
MillerKnoll, Inc.	5,129	108,632

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Montrose Environmental Group, Inc.(a)(b)	1,392	$60,942
MSA Safety, Inc.	2,318	311,168
Pitney Bowes, Inc.	4,309	13,401
Quad/Graphics, Inc.(a)(b)	7,294	20,277
Republic Services, Inc.	13,143	1,743,025
Rollins, Inc.	14,960	629,517
SP Plus Corp.(a)	1,356	50,213
Steelcase, Inc., Class A	4,806	37,343
Stericycle, Inc.(a)	5,859	261,194
Tetra Tech, Inc.	3,406	481,200
UniFirst Corp.	954	175,546
Viad Corp.(a)	1,234	46,004
VSE Corp.	846	39,161
Waste Management, Inc.	26,524	4,200,606

		14,538,951

Communications Equipment — 0.8%
ADTRAN Holdings, Inc.	5,274	118,454
Arista Networks, Inc.(a)	15,698	1,897,260
Aviat Networks, Inc.(a)	336	10,974
Calix, Inc.(a)	3,580	263,631
Cambium Networks Corp.(a)	644	12,461
Casa Systems, Inc.(a)(b)	501	1,578
Ciena Corp.(a)	9,325	446,668
Cisco Systems, Inc.	266,115	12,089,604
Clearfield, Inc.(a)(b)	817	99,241
CommScope Holding Co., Inc.(a)	13,802	182,739
Comtech Telecommunications Corp.	1,632	18,034
Digi International, Inc.(a)	2,062	83,160
DZS, Inc.(a)(b)	990	15,731
Extreme Networks, Inc.(a)	8,756	157,083
F5, Inc.(a)	3,664	523,622
Harmonic, Inc.(a)	6,424	99,251
Infinera Corp.(a)(b)	11,106	62,305
Inseego Corp.(a)(b)	4,327	9,779
Juniper Networks, Inc.	20,240	619,344
Lumentum Holdings, Inc.(a)(b)	4,472	332,940
Motorola Solutions, Inc.	10,564	2,637,936
NETGEAR, Inc.(a)	1,767	34,722
NetScout Systems, Inc.(a)(b)	4,617	165,843
Ondas Holdings, Inc.(a)(b)	3,056	12,224
Ribbon Communications, Inc.(a)(b)	4,557	12,076
Ubiquiti, Inc.	369	127,951
Viasat, Inc.(a)	4,544	186,122
Viavi Solutions, Inc.(a)	14,749	222,710

		20,443,443

Construction & Engineering — 0.2%
AECOM	8,402	632,502
Ameresco, Inc., Class A(a)	1,863	112,674
API Group Corp.(a)	12,049	198,688
Arcosa, Inc.	3,111	199,726
Argan, Inc.	963	33,387
Comfort Systems USA, Inc.	2,092	257,902
Concrete Pumping Holdings, Inc.(a)(b)	1,884	12,067
Construction Partners, Inc., Class A(a)	2,954	91,988
Dycom Industries, Inc.(a)	1,865	220,406
EMCOR Group, Inc.	3,149	444,324
Fluor Corp.(a)	8,496	257,089
Granite Construction, Inc.	2,389	80,581
Great Lakes Dredge & Dock Corp.(a)	4,898	37,029
IES Holdings, Inc.(a)	991	32,743
MasTec, Inc.(a)	3,885	299,456

Security	Shares	Value

Construction & Engineering (continued)
MDU Resources Group, Inc.	13,340	$379,923
MYR Group, Inc.(a)	942	82,434
Northwest Pipe Co.(a)	487	16,553
NV5 Global, Inc.(a)	890	129,005
Primoris Services Corp.	3,014	60,853
Quanta Services, Inc.	9,075	1,289,013
Sterling Infrastructure, Inc.(a)	1,738	46,909
Tutor Perini Corp.(a)	1,983	14,714
Valmont Industries, Inc.	1,345	429,351
WillScot Mobile Mini Holdings Corp.(a)	13,236	562,927

		5,922,244

Construction Materials — 0.1%
Eagle Materials, Inc.	2,360	288,652
Martin Marietta Materials, Inc.	3,947	1,326,113
Summit Materials, Inc., Class A(a)	7,685	202,500
U.S. Lime & Minerals, Inc.	114	14,381
Vulcan Materials Co.	8,425	1,379,172

		3,210,818

Consumer Finance — 0.6%
Ally Financial, Inc.	19,656	541,719
American Express Co.	38,474	5,711,465
Atlanticus Holdings Corp.(a)	526	15,023
Bread Financial Holdings, Inc.	2,726	98,436
Capital One Financial Corp.	24,332	2,579,679
Consumer Portfolio Services, Inc.(a)	1,875	12,038
Credit Acceptance Corp.(a)(b)	431	200,682
Curo Group Holdings Corp.	1,724	8,913
Discover Financial Services	17,518	1,829,930
Encore Capital Group, Inc.(a)	1,672	85,138
Enova International, Inc.(a)	2,095	78,542
Ezcorp, Inc., Class A(a)	4,461	43,093
FirstCash Holdings, Inc.	2,474	243,565
Green Dot Corp., Class A(a)	1,798	34,216
LendingClub Corp.(a)	7,657	81,470
LendingTree, Inc.(a)	601	15,163
Moneylion, Inc.(a)	15,012	16,813
Navient Corp.	7,631	115,533
Nelnet, Inc., Class A	903	80,448
NerdWallet, Inc., Class A(a)(b)	2,065	24,243
OneMain Holdings, Inc.	7,323	282,375
Oportun Financial Corp.(a)	1,882	10,351
PRA Group, Inc.(a)	2,429	81,372
PROG Holdings, Inc.(a)	3,501	57,837
Regional Management Corp.	728	24,723
SLM Corp.	16,566	274,830
SoFi Technologies, Inc.(a)(b)	52,779	287,118
Synchrony Financial	30,745	1,093,292
Upstart Holdings, Inc.(a)(b)	4,483	103,916
World Acceptance Corp.(a)	213	17,300

		14,049,223

Containers & Packaging — 0.3%
Amcor PLC	93,453	1,082,186
AptarGroup, Inc.	4,279	424,263
Ardagh Metal Packaging SA	8,206	36,435
Avery Dennison Corp.	5,221	885,220
Ball Corp.	19,908	983,256
Berry Global Group, Inc.(a)	8,040	380,453
Crown Holdings, Inc.	7,424	509,212
Cryptyde, Inc.(a)	1,382	750
Graphic Packaging Holding Co.	20,057	460,509
Greif, Inc., Class A	1,857	122,952

7

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Greif, Inc., Class B	150	$10,621
International Paper Co.	22,724	763,754
Myers Industries, Inc.	2,006	40,702
O-I Glass, Inc.(a)	9,817	160,115
Packaging Corp. of America	5,943	714,408
Pactiv Evergreen, Inc.	2,722	29,697
Ranpak Holdings Corp.(a)	2,577	9,793
Sealed Air Corp.	9,190	437,628
Silgan Holdings, Inc.	5,610	265,689
Sonoco Products Co.	5,973	370,804
TriMas Corp.	2,253	51,481
Westrock Co.	16,465	560,798

		8,300,726

Distributors — 0.1%
Funko, Inc., Class A(a)	2,563	52,926
Genuine Parts Co.	8,800	1,565,168
LKQ Corp.	16,316	907,822
Pool Corp.	2,455	746,885
Weyco Group, Inc.	929	23,996

		3,296,797

Diversified Consumer Services — 0.1%
2U, Inc.(a)	3,716	23,002
ADT, Inc.(b)	11,774	99,608
Adtalem Global Education, Inc.(a)	2,748	114,592
American Public Education, Inc.(a)	1,286	16,474
Bright Horizons Family Solutions, Inc.(a)	3,636	237,504
Carriage Services, Inc.	750	18,307
Chegg, Inc.(a)	7,981	172,150
Coursera, Inc.(a)	7,465	96,224
Duolingo, Inc.(a)	1,417	115,967
European Wax Center, Inc., Class A	1,195	17,184
Frontdoor, Inc.(a)	5,809	128,147
Graham Holdings Co., Class B	237	147,857
Grand Canyon Education, Inc.(a)	1,932	194,417
H&R Block, Inc.	10,097	415,492
Laureate Education, Inc., Class A	7,031	88,872
Mister Car Wash, Inc.(a)(b)	4,380	38,675
Nerdy, Inc.(a)	9,979	24,249
OneSpaWorld Holdings Ltd.(a)	4,480	40,634
Perdoceo Education Corp.(a)	4,729	54,052
PowerSchool Holdings, Inc., Class A(a)	2,457	49,140
Rover Group, Inc.(a)	6,057	26,590
Service Corp. International	9,830	595,796
Strategic Education, Inc.	1,286	88,734
Stride, Inc.(a)	2,478	83,038
Udemy, Inc.(a)	4,678	68,065
Universal Technical Institute, Inc.(a)	3,497	24,129
Vivint Smart Home, Inc.(a)	4,939	37,783
WW International, Inc.(a)(b)	2,679	12,109

		3,028,791

Diversified Financial Services — 1.5%
Alerus Financial Corp.	1,174	26,180
A-Mark Precious Metals, Inc.	876	26,639
Apollo Global Management, Inc.	29,211	1,617,121
Banco Latinoamericano de Comercio Exterior SA, Class E	1,539	24,147
Berkshire Hathaway, Inc., Class B(a)	115,350	34,038,632
Cannae Holdings, Inc.(a)	5,113	118,417
Compass Diversified Holdings	4,320	91,930
Equitable Holdings, Inc.	23,772	727,899

Security	Shares	Value

Diversified Financial Services (continued)
Jackson Financial, Inc., Class A	5,215	$200,047
Voya Financial, Inc.	6,398	437,367

		37,308,379

Diversified Telecommunication Services — 0.8%
Anterix, Inc.(a)	1,678	64,351
AT&T, Inc.	457,482	8,339,897
ATN International, Inc.	370	15,954
Bandwidth, Inc., Class A(a)(b)	1,206	14,315
Charge Enterprises, Inc.(a)	6,537	14,512
Cogent Communications Holdings, Inc.	2,894	151,964
Consolidated Communications Holdings, Inc.(a)	4,659	24,087
EchoStar Corp., Class A(a)(b)	2,032	38,344
Frontier Communications Parent, Inc.(a)(b)	15,288	358,045
Globalstar, Inc.(a)(b)	47,986	104,130
IDT Corp., Class B(a)	1,298	33,826
Iridium Communications, Inc.(a)	7,853	404,665
Liberty Latin America Ltd., Class A(a)	4,385	34,115
Liberty Latin America Ltd., Class C(a)	7,372	57,428
Lumen Technologies, Inc.	63,436	466,889
Ooma, Inc.(a)	719	11,669
Radius Global Infrastructure, Inc., Class A(a)	5,304	49,593
Verizon Communications, Inc.	268,757	10,043,449

		20,227,233

Electric Utilities — 1.7%
ALLETE, Inc.	3,794	213,488
Alliant Energy Corp.	16,372	854,127
American Electric Power Co., Inc.	32,994	2,900,832
Avangrid, Inc.	4,663	189,691
Constellation Energy Corp.	20,820	1,968,323
Duke Energy Corp.	49,453	4,608,031
Edison International	23,980	1,439,759
Entergy Corp.	13,057	1,398,927
Evergy, Inc.	14,450	883,329
Eversource Energy	22,170	1,691,128
Exelon Corp.	63,506	2,450,697
FirstEnergy Corp.	34,228	1,290,738
Hawaiian Electric Industries, Inc.	6,466	245,967
IDACORP, Inc.	3,367	352,525
MGE Energy, Inc.	2,196	149,526
NextEra Energy, Inc.	125,464	9,723,460
NRG Energy, Inc.	14,738	654,367
OGE Energy Corp.	12,684	464,615
Otter Tail Corp.	2,478	167,067
PG&E Corp.(a)	98,794	1,474,994
Pinnacle West Capital Corp.	7,573	508,981
PNM Resources, Inc.	5,519	256,468
Portland General Electric Co.	5,482	246,361
PPL Corp.	47,176	1,249,692
Southern Co.	67,807	4,440,002
Via Renewables, Inc.	516	3,607
Xcel Energy, Inc.	35,013	2,279,696

		42,106,398

Electrical Equipment — 0.7%
Acuity Brands, Inc.	2,125	390,086
Allied Motion Technologies, Inc.	976	33,008
AMETEK, Inc.	14,825	1,922,210
Array Technologies, Inc.(a)	9,224	166,954
Atkore, Inc.(a)	2,690	256,357
AZZ, Inc.	1,415	56,883
Babcock & Wilcox Enterprises, Inc.(a)	2,924	13,333

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Blink Charging Co.(a)(b)	2,352	$34,810
Bloom Energy Corp., Class A(a)(b)	10,700	200,197
ChargePoint Holdings, Inc.(a)(b)	15,523	217,012
Eaton Corp. PLC	25,521	3,829,936
Emerson Electric Co.	37,815	3,274,779
Encore Wire Corp.	1,271	174,877
Energy Vault Holdings, Inc.(a)	6,389	20,573
EnerSys	2,662	176,464
Enovix Corp.(a)	6,695	126,335
ESS Tech, Inc.(a)(b)	6,406	27,097
Fluence Energy, Inc.(a)(b)	2,273	33,936
FuelCell Energy, Inc.(a)(b)	22,369	69,791
Generac Holdings, Inc.(a)	4,044	468,740
GrafTech International Ltd.	10,473	53,308
Hubbell, Inc.	3,409	809,569
NuScale Power Corp.(a)	1,721	19,413
nVent Electric PLC	10,272	374,928
Plug Power, Inc.(a)(b)	32,776	523,760
Powell Industries, Inc.	401	9,893
Preformed Line Products Co.	83	6,588
Regal Rexnord Corp.	4,276	541,085
Rockwell Automation, Inc.	7,324	1,869,817
Sensata Technologies Holding PLC	9,468	380,708
Shoals Technologies Group, Inc., Class A(a)(b)	6,627	153,150
Stem, Inc.(a)(b)	8,334	113,342
SunPower Corp.(a)	5,371	99,310
Sunrun, Inc.(a)	12,969	291,932
Thermon Group Holdings, Inc.(a)	2,167	38,486
TPI Composites, Inc.(a)	1,837	18,297
Vertiv Holdings Co.(b)	20,664	295,702
Vicor Corp.(a)	1,638	78,247

		17,170,913

Electronic Equipment, Instruments & Components — 0.7%
908 Devices, Inc.(a)(b)	1,976	31,596
Advanced Energy Industries, Inc.	2,357	185,378
Aeva Technologies, Inc.(a)	4,909	9,818
Akoustis Technologies, Inc.(a)	1,380	4,595
Amphenol Corp., Class A	37,338	2,831,341
Arlo Technologies, Inc.(a)	4,365	22,480
Arrow Electronics, Inc.(a)	4,118	416,989
Avnet, Inc.	5,852	235,192
Badger Meter, Inc.	1,969	221,473
Belden, Inc.	2,832	197,192
Benchmark Electronics, Inc.	2,953	83,836
CDW Corp.	8,495	1,468,021
Cognex Corp.	11,403	527,161
Coherent Corp.(a)	8,281	278,324
Corning, Inc.	48,199	1,550,562
CTS Corp.	1,973	77,973
ePlus, Inc.(a)	1,893	92,227
Evolv Technologies Holdings, Inc.(a)(b)	6,676	19,561
Fabrinet(a)(b)	2,231	255,226
FARO Technologies, Inc.(a)	883	25,792
Focus Universal, Inc.(a)	1,526	15,535
Identiv, Inc.(a)	1,391	16,762
Insight Enterprises, Inc.(a)(b)	2,160	204,142
IPG Photonics Corp.(a)	2,299	196,932
Itron, Inc.(a)	2,623	128,238
Jabil, Inc.	8,431	541,692
Keysight Technologies, Inc.(a)	11,406	1,986,355
Kimball Electronics, Inc.(a)	2,170	44,854

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Knowles Corp.(a)	5,726	$78,732
Lightwave Logic, Inc.(a)(b)	7,025	59,502
Littelfuse, Inc.	1,555	342,489
Methode Electronics, Inc.	2,506	103,322
MicroVision, Inc.(a)	9,988	36,556
Mirion Technologies, Inc.(a)	8,978	72,542
Napco Security Technologies, Inc.(a)	2,262	64,286
National Instruments Corp.	8,112	309,716
nLight, Inc.(a)	2,689	28,960
Novanta, Inc.(a)	2,193	310,090
OSI Systems, Inc.(a)	853	70,100
Ouster, Inc.(a)	10,159	12,699
PAR Technology Corp.(a)(b)	1,911	54,999
PC Connection, Inc.	993	52,768
Plexus Corp.(a)	1,781	175,250
Rogers Corp.(a)	1,210	284,749
Sanmina Corp.(a)	3,539	198,361
ScanSource, Inc.(a)	945	29,276
SmartRent, Inc.(a)	7,900	21,725
TD SYNNEX Corp.	2,846	260,437
Teledyne Technologies, Inc.(a)	2,980	1,185,980
Trimble, Inc.(a)	16,069	966,711
TTM Technologies, Inc.(a)	5,780	88,492
Velodyne Lidar, Inc.(a)(b)	3,591	3,546
Vishay Intertechnology, Inc.	8,790	183,799
Vishay Precision Group, Inc.(a)	1,208	40,770
Vontier Corp.	10,169	194,228
Zebra Technologies Corp., Class A(a)	3,294	932,927

		17,832,259

Energy Equipment & Services — 0.5%
Archrock, Inc.	8,196	61,552
Baker Hughes Co.	59,613	1,648,896
Borr Drilling Ltd.(a)	13,940	68,445
Bristow Group, Inc.(a)	2,204	65,988
Cactus, Inc., Class A(b)	3,908	202,122
ChampionX Corp.	12,877	368,540
Diamond Offshore Drilling, Inc.(a)	6,633	65,335
DMC Global, Inc.(a)	948	20,515
Dril-Quip, Inc.(a)	2,080	51,750
Expro Group Holdings NV(a)(b)	5,586	105,743
Halliburton Co.	57,874	2,107,771
Helix Energy Solutions Group, Inc.(a)	9,071	63,497
Helmerich & Payne, Inc.	6,801	336,718
Liberty Energy, Inc., Class A(a)	10,173	172,025
Nabors Industries Ltd.(a)	626	108,943
National Energy Services Reunited Corp.(a)	5,079	38,397
Newpark Resources, Inc.(a)	9,939	36,377
NexTier Oilfield Solutions, Inc.(a)	11,391	114,821
Noble Corp. PLC(a)	4,734	170,613
NOV, Inc.	25,376	568,422
Oceaneering International, Inc.(a)	7,956	111,305
Oil States International, Inc.(a)	1,913	12,377
Patterson-UTI Energy, Inc.	12,949	228,550
ProFrac Holding Corp., Class A(a)	1,185	25,963
ProPetro Holding Corp.(a)	4,714	55,814
RPC, Inc.	4,947	55,060
Schlumberger NV	90,592	4,713,502
Select Energy Services, Inc., Class A(a)	4,294	41,437
Solaris Oilfield Infrastructure, Inc., Class A	2,770	37,727
TETRA Technologies, Inc.(a)	6,116	30,213
Tidewater, Inc.(a)	3,312	112,277

9

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
U.S. Silica Holdings, Inc.(a)	4,387	$63,129
Valaris Ltd.(a)	4,039	270,330

		12,134,154

Entertainment — 1.4%
Activision Blizzard, Inc.	49,676	3,616,413
AMC Entertainment Holdings, Inc., Class A(a)(b)	33,553	223,463
Cinemark Holdings, Inc.(a)(b)	6,744	71,554
Electronic Arts, Inc.	17,731	2,233,397
IMAX Corp.(a)(b)	2,341	29,801
Liberty Media Corp.-Liberty Braves, Class A(a)	602	19,198
Liberty Media Corp.-Liberty Braves, Class C(a)	2,200	68,552
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	2,455	127,709
Liberty Media Corp.-Liberty Formula One, Class C(a)	11,707	675,845
Lions Gate Entertainment Corp., Class A(a)	4,773	38,470
Lions Gate Entertainment Corp., Class B(a)	5,862	44,493
Live Nation Entertainment, Inc.(a)	9,902	788,298
Madison Square Garden Entertainment Corp.(a)(b)	1,765	86,538
Madison Square Garden Sports Corp.	1,122	175,716
Marcus Corp.(b)	914	13,747
Netflix, Inc.(a)	27,983	8,167,678
Playstudios, Inc.(a)	4,630	20,881
Playtika Holding Corp.(a)(b)	7,314	69,117
ROBLOX Corp., Class A(a)(b)	28,466	1,273,569
Roku, Inc.(a)(b)	7,525	417,938
Skillz, Inc.(a)(b)	17,060	17,572
Spotify Technology SA(a)	8,940	720,385
Take-Two Interactive Software, Inc.(a)	10,485	1,242,263
Walt Disney Co.(a)	116,544	12,416,598
Warner Bros Discovery, Inc.(a)	150,637	1,958,281
World Wrestling Entertainment, Inc., Class A(b)	2,672	210,794

		34,728,270

Equity Real Estate Investment Trusts (REITs) — 3.1%
Acadia Realty Trust	4,332	60,518
Agree Realty Corp.	4,850	333,195
Alexander & Baldwin, Inc.	4,091	79,693
Alexander’s, Inc.	94	22,080
Alexandria Real Estate Equities, Inc.(b)	10,370	1,506,761
American Assets Trust, Inc.	2,957	81,258
American Homes 4 Rent, Class A	19,755	630,975
American Tower Corp.	29,702	6,153,957
Americold Realty Trust, Inc.	16,935	410,674
Apartment Income REIT Corp.	9,757	374,962
Apartment Investment & Management Co., Class A	8,722	69,253
Apple Hospitality REIT, Inc.	13,033	223,125
Armada Hoffler Properties, Inc.	4,860	56,813
Ashford Hospitality Trust, Inc.(a)	3,471	28,185
AvalonBay Communities, Inc.	8,992	1,574,679
Bluerock Homes Trust, Inc.	228	5,768
Boston Properties, Inc.	9,817	713,696
Braemar Hotels & Resorts, Inc.	3,646	17,975
Brandywine Realty Trust	10,235	67,142
Brixmor Property Group, Inc.	18,815	400,948
Broadstone Net Lease, Inc.	11,612	199,030
BRT Apartments Corp.	1,270	28,143
Camden Property Trust	6,667	770,372
CareTrust REIT, Inc.	5,443	101,675
CBL & Associates Properties, Inc.	1,773	50,938
Centerspace	916	63,479
Chatham Lodging Trust(a)	2,016	26,148
City Office REIT, Inc.	1,953	20,741

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Clipper Realty, Inc.	393	$2,786
Community Healthcare Trust, Inc.	1,398	48,371
Corporate Office Properties Trust	7,249	193,186
Cousins Properties, Inc.	9,941	236,198
Crown Castle, Inc.	27,637	3,682,907
CTO Realty Growth, Inc.	51	1,025
CubeSmart	14,129	591,581
DiamondRock Hospitality Co.	11,505	107,457
Digital Realty Trust, Inc.	18,227	1,827,257
Diversified Healthcare Trust	14,315	19,468
Douglas Emmett, Inc.	11,576	203,622
Easterly Government Properties, Inc.	6,247	108,635
EastGroup Properties, Inc.	2,594	406,454
Elme Communities	5,837	111,428
Empire State Realty Trust, Inc., Class A	7,712	56,837
EPR Properties	4,513	174,202
Equinix, Inc.	5,816	3,294,415
Equity Commonwealth	7,668	200,595
Equity LifeStyle Properties, Inc.	11,167	714,241
Equity Residential	23,825	1,501,451
Essential Properties Realty Trust, Inc.	7,752	166,823
Essex Property Trust, Inc.	4,205	934,519
Extra Space Storage, Inc.	8,480	1,504,691
Farmland Partners, Inc.	2,041	28,594
Federal Realty Investment Trust	5,208	515,488
First Industrial Realty Trust, Inc.	8,721	415,381
Four Corners Property Trust, Inc.	6,863	175,830
Franklin Street Properties Corp.	7,341	21,142
Gaming & Leisure Properties, Inc.	15,090	756,311
Getty Realty Corp.	2,447	77,056
Gladstone Commercial Corp.	2,038	35,848
Gladstone Land Corp.	2,385	48,535
Global Medical REIT, Inc.	3,155	28,837
Global Net Lease, Inc.	5,657	69,298
Healthcare Realty Trust, Inc.	24,172	491,417
Healthpeak Properties, Inc.	35,313	837,977
Hersha Hospitality Trust, Class A	1,059	9,690
Highwoods Properties, Inc.	7,001	197,638
Host Hotels & Resorts, Inc.	45,211	853,584
Hudson Pacific Properties, Inc.	8,553	94,425
Independence Realty Trust, Inc.	14,480	242,685
Indus Realty Trust, Inc.	343	17,764
Industrial Logistics Properties Trust	4,718	22,080
Innovative Industrial Properties, Inc.	1,807	195,337
InvenTrust Properties Corp.	4,089	103,043
Invitation Homes, Inc.	37,988	1,203,840
Iron Mountain, Inc.	18,433	922,940
iStar, Inc.	4,587	48,072
JBG SMITH Properties	7,715	151,831
Kilroy Realty Corp.	7,474	319,439
Kimco Realty Corp.	37,986	812,141
Kite Realty Group Trust	13,877	272,544
Lamar Advertising Co., Class A	5,583	514,920
Life Storage, Inc.	5,470	605,037
LTC Properties, Inc.	2,807	108,547
LXP Industrial Trust	18,394	178,054
Macerich Co.	13,406	149,209
Medical Properties Trust, Inc.	37,887	433,806
Mid-America Apartment Communities, Inc.	7,408	1,166,390
National Health Investors, Inc.	2,865	162,445
National Retail Properties, Inc.	11,196	470,568
National Storage Affiliates Trust	5,767	246,020

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Necessity Retail REIT, Inc.	13,216	$90,397
NETSTREIT Corp.	4,355	81,961
NexPoint Residential Trust, Inc.	1,405	64,068
Office Properties Income Trust	3,092	47,308
Omega Healthcare Investors, Inc.	15,116	480,386
One Liberty Properties, Inc.	1,518	34,216
Orion Office REIT, Inc.	3,175	29,750
Outfront Media, Inc.	8,901	160,663
Paramount Group, Inc.	10,176	65,839
Park Hotels & Resorts, Inc.	14,578	190,680
Pebblebrook Hotel Trust	8,080	129,603
Phillips Edison & Co., Inc.	7,708	232,319
Physicians Realty Trust	14,761	222,301
Piedmont Office Realty Trust, Inc., Class A	6,483	67,747
Plymouth Industrial REIT, Inc.	2,004	36,954
Postal Realty Trust, Inc., Class A	1,151	18,048
PotlatchDeltic Corp.	5,504	244,873
Prologis, Inc.	58,875	6,520,406
Public Storage	10,008	3,099,978
Rayonier, Inc.	9,313	313,848
Realty Income Corp.	38,720	2,411,094
Regency Centers Corp.	10,943	662,161
Retail Opportunity Investments Corp.	7,052	102,113
Rexford Industrial Realty, Inc.	11,127	615,101
RLJ Lodging Trust	11,744	142,924
RPT Realty	4,311	40,092
Ryman Hospitality Properties, Inc.	3,303	293,703
Sabra Health Care REIT, Inc.	13,939	190,407
Safehold, Inc.	1,294	37,849
Saul Centers, Inc.	796	32,596
SBA Communications Corp.	6,844	1,847,196
Service Properties Trust	8,692	70,492
Simon Property Group, Inc.	20,810	2,267,874
SITE Centers Corp.	10,909	135,053
SL Green Realty Corp.	4,077	161,775
Spirit Realty Capital, Inc.	8,909	345,936
STAG Industrial, Inc.(b)	11,608	366,697
STORE Capital Corp.	16,142	513,316
Summit Hotel Properties, Inc.	5,580	48,211
Sun Communities, Inc.	7,598	1,024,590
Sunstone Hotel Investors, Inc.	14,339	159,880
Tanger Factory Outlet Centers, Inc.	7,151	128,790
Terreno Realty Corp.	4,852	277,243
UDR, Inc.	21,040	836,550
UMH Properties, Inc.	2,451	42,991
Uniti Group, Inc.	14,285	110,852
Universal Health Realty Income Trust	517	25,162
Urban Edge Properties	6,477	91,455
Urstadt Biddle Properties, Inc., Class A	1,775	33,263
Ventas, Inc.	25,477	996,915
Veris Residential, Inc.(a)	4,655	73,689
VICI Properties, Inc.	61,193	1,959,400
Vornado Realty Trust	11,598	273,597
Welltower, Inc.	29,672	1,811,179
Weyerhaeuser Co.	47,719	1,475,949
Whitestone REIT	5,174	48,687
WP Carey, Inc.(b)	12,403	946,349
Xenia Hotels & Resorts, Inc.	8,131	138,877

		76,035,448

Food & Staples Retailing — 1.5%
Albertsons Cos., Inc., Class A	10,864	222,821
Andersons, Inc.	2,210	77,947

Security	Shares	Value

Food & Staples Retailing (continued)
BJs Wholesale Club Holdings, Inc.(a)	8,537	$660,764
Caseys General Stores, Inc.	2,355	548,032
Chefs Warehouse, Inc.(a)	2,601	95,275
Costco Wholesale Corp.	28,295	14,189,942
Grocery Outlet Holding Corp.(a)	5,387	186,229
HF Foods Group, Inc.(a)	1,854	8,584
Ingles Markets, Inc., Class A	1,069	100,881
Kroger Co.	41,901	1,981,498
Natural Grocers by Vitamin Cottage, Inc.	357	4,105
Performance Food Group Co.(a)(b)	9,745	507,130
PriceSmart, Inc.	1,312	83,929
Rite Aid Corp.(a)	3,304	17,247
SpartanNash Co.	1,724	61,564
Sprouts Farmers Market, Inc.(a)	7,159	211,190
Sysco Corp.	32,444	2,808,353
U.S. Foods Holding Corp.(a)	12,857	382,624
United Natural Foods, Inc.(a)	3,544	150,301
Village Super Market, Inc., Class A	1,208	26,866
Walgreens Boots Alliance, Inc.	45,840	1,673,160
Walmart, Inc.	92,154	13,116,279
Weis Markets, Inc.	882	82,617

		37,197,338

Food Products — 1.2%
AppHarvest, Inc.(a)	2,442	5,201
Archer-Daniels-Midland Co.	35,766	3,468,587
B&G Foods, Inc.	4,306	70,532
Benson Hill, Inc.(a)	11,400	38,646
Beyond Meat, Inc.(a)(b)	4,136	64,935
BRC, Inc.(a)(b)	2,764	20,039
Bunge Ltd.	8,899	878,331
Calavo Growers, Inc.	1,277	44,171
Cal-Maine Foods, Inc.	2,250	127,148
Campbell Soup Co.(b)	12,414	656,825
Conagra Brands, Inc.	30,392	1,115,386
Darling Ingredients, Inc.(a)	9,991	784,094
Flowers Foods, Inc.	11,945	342,941
Fresh Del Monte Produce, Inc.	2,317	60,427
Freshpet, Inc.(a)(b)	3,087	181,979
General Mills, Inc.	38,068	3,105,587
Hain Celestial Group, Inc.(a)	4,928	92,203
Hershey Co.	9,091	2,170,658
Hormel Foods Corp.	18,509	859,743
Hostess Brands, Inc.(a)(b)	7,957	210,701
Ingredion, Inc.	4,090	364,501
J & J Snack Foods Corp.	1,069	157,795
J M Smucker Co.	6,474	975,373
John B Sanfilippo & Son, Inc.	672	56,052
Kellogg Co.	16,221	1,246,097
Kraft Heinz Co.	43,713	1,681,639
Lamb Weston Holdings, Inc.	9,183	791,758
Lancaster Colony Corp.	1,206	217,418
Landec Corp.(a)	899	8,945
Local Bounti Corp.(a)	7,541	22,321
McCormick & Co., Inc.	16,090	1,265,318
Mission Produce, Inc.(a)	1,882	31,316
Mondelez International, Inc., Class A	88,585	5,446,206
Pilgrim’s Pride Corp.(a)	2,884	66,476
Post Holdings, Inc.(a)	3,371	304,806
Seaboard Corp.	12	44,957
Seneca Foods Corp., Class A(a)	699	44,114
Simply Good Foods Co.(a)(b)	5,858	224,361
Sovos Brands, Inc.(a)	2,778	38,503

11

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
SunOpta, Inc.(a)	6,076	$68,234
Tattooed Chef, Inc.(a)(b)	2,366	11,239
Tootsie Roll Industries, Inc.	939	37,926
TreeHouse Foods, Inc.(a)	3,444	173,027
Tyson Foods, Inc., Class A	18,293	1,250,327
Utz Brands, Inc.	4,872	78,975
Vital Farms, Inc.(a)	1,197	15,848
Whole Earth Brands, Inc.(a)	1,975	6,814

		28,928,480

Gas Utilities — 0.1%
Atmos Energy Corp.	8,841	942,008
Brookfield Infrastructure Corp., Class A	6,222	268,293
Chesapeake Utilities Corp.	1,026	127,614
National Fuel Gas Co.	5,623	379,496
New Jersey Resources Corp.	5,872	262,126
Northwest Natural Holding Co.	2,475	119,023
ONE Gas, Inc.	3,452	267,461
South Jersey Industries, Inc.	7,996	277,221
Southwest Gas Holdings, Inc.	4,185	305,798
Spire, Inc.	3,161	220,669
UGI Corp.	13,084	462,258

		3,631,967

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	109,591	10,842,934
ABIOMED, Inc.(a)	2,858	720,445
Align Technology, Inc.(a)	5,006	972,666
Alphatec Holdings, Inc.(a)	3,545	36,301
AngioDynamics, Inc.(a)	2,055	28,955
Artivion, Inc.(a)	2,287	25,523
AtriCure, Inc.(a)	3,211	135,247
Atrion Corp.	52	31,216
Avanos Medical, Inc.(a)	2,746	60,824
Axogen, Inc.(a)	2,915	33,289
Axonics, Inc.(a)	2,947	215,544
Baxter International, Inc.	32,172	1,748,548
Becton Dickinson & Co.	18,169	4,287,339
BioLife Solutions, Inc.(a)	2,281	53,649
Bioventus, Inc., Class A(a)(b)	2,413	19,642
Boston Scientific Corp.(a)	91,099	3,927,278
Butterfly Network, Inc.(a)(b)	9,583	46,957
Cardiovascular Systems, Inc.(a)	1,719	24,822
Cerus Corp.(a)	10,433	38,185
CONMED Corp.(b)	1,948	155,314
Cooper Cos., Inc.	3,138	857,898
CryoPort, Inc.(a)(b)	2,379	66,041
Cue Health, Inc.(a)	6,722	26,686
Cutera, Inc.(a)(b)	1,121	51,532
Dentsply Sirona, Inc.	14,055	433,175
Dexcom, Inc.(a)	24,973	3,016,239
Edwards Lifesciences Corp.(a)	39,461	2,858,160
Embecta Corp.	4,176	129,122
Enovis Corp.(a)	3,332	164,767
Envista Holdings Corp.(a)	10,351	341,687
Figs, Inc., Class A(a)	8,730	64,427
Glaukos Corp.(a)	3,038	170,341
Globus Medical, Inc., Class A(a)	4,765	319,255
Haemonetics Corp.(a)	3,257	276,682
Heska Corp.(a)	575	41,262
Hologic, Inc.(a)	15,733	1,066,697
ICU Medical, Inc.(a)	1,201	178,240
IDEXX Laboratories, Inc.(a)	5,324	1,914,936

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Inari Medical, Inc.(a)	3,207	$246,715
Inogen, Inc.(a)	1,013	22,955
Inspire Medical Systems, Inc.(a)	1,764	343,892
Insulet Corp.(a)	4,376	1,132,553
Integer Holdings Corp.(a)	2,014	125,533
Integra LifeSciences Holdings Corp.(a)	4,941	248,285
Intuitive Surgical, Inc.(a)	22,853	5,632,579
iRadimed Corp.	736	21,381
iRhythm Technologies, Inc.(a)	1,809	230,629
Lantheus Holdings, Inc.(a)	4,187	309,796
LeMaitre Vascular, Inc.	829	35,979
LivaNova PLC(a)(b)	3,277	154,347
Masimo Corp.(a)	3,021	397,564
Medtronic PLC	85,467	7,464,688
Meridian Bioscience, Inc.(a)	3,069	98,116
Merit Medical Systems, Inc.(a)	3,518	241,933
Mesa Laboratories, Inc.	384	50,769
Nano-X Imaging Ltd.(a)(b)	2,926	41,549
Neogen Corp.(a)	12,856	169,699
Nevro Corp.(a)	2,489	95,428
Novocure Ltd.(a)(b)	6,754	477,238
NuVasive, Inc.(a)	3,253	143,555
Omnicell, Inc.(a)	2,721	210,388
OraSure Technologies, Inc.(a)	8,512	37,112
Orthofix Medical, Inc.(a)	1,089	17,489
OrthoPediatrics Corp.(a)(b)	618	26,259
Outset Medical, Inc.(a)	2,818	43,792
Paragon 28, Inc.(a)(b)	2,936	58,632
Penumbra, Inc.(a)(b)	2,227	381,864
PROCEPT BioRobotics Corp.(a)	1,619	73,551
Pulmonx Corp.(a)	2,550	34,068
QuidelOrtho Corp.(a)	3,077	276,376
ResMed, Inc.	9,206	2,059,290
RxSight, Inc.(a)(b)	1,911	23,773
SeaSpine Holdings Corp.(a)	1,292	8,308
Senseonics Holdings, Inc.(a)(b)	34,405	40,598
Shockwave Medical, Inc.(a)	2,230	653,724
SI-BONE, Inc.(a)(b)	1,664	32,348
Sight Sciences, Inc.(a)	2,874	22,503
Silk Road Medical, Inc.(a)(b)	2,115	93,229
STAAR Surgical Co.(a)	3,016	213,744
STERIS PLC	6,278	1,083,457
Stryker Corp.	22,438	5,143,687
Surmodics, Inc.(a)	823	28,097
Tactile Systems Technology, Inc.(a)	1,111	8,266
Tandem Diabetes Care, Inc.(a)	4,223	237,121
Teleflex, Inc.	2,957	634,454
TransMedics Group, Inc.(a)	1,883	90,798
Treace Medical Concepts, Inc.(a)	1,854	45,386
UFP Technologies, Inc.(a)	514	48,239
Utah Medical Products, Inc.	90	8,059
Varex Imaging Corp.(a)	2,011	44,463
Vicarious Surgical, Inc.(a)(b)	7,131	27,597
ViewRay, Inc.(a)	10,180	43,672
Zimmer Biomet Holdings, Inc.	13,394	1,518,210
Zimvie, Inc.(a)	1,143	10,024
Zynex, Inc.(b)	820	9,348

		66,354,934

Health Care Providers & Services — 3.4%
1Life Healthcare, Inc.(a)	11,819	202,105
23andMe Holding Co., Class A(a)	12,498	39,244
Acadia Healthcare Co., Inc.(a)	5,731	465,930

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Accolade, Inc.(a)(b)	4,551	$49,060
AdaptHealth Corp.(a)	5,394	122,983
Addus HomeCare Corp.(a)	862	88,286
Agiliti, Inc.(a)(b)	1,083	18,920
Agilon Health, Inc.(a)(b)	11,574	229,744
Alignment Healthcare, Inc.(a)	5,182	68,610
Amedisys, Inc.(a)	1,968	192,057
AmerisourceBergen Corp.	9,462	1,487,616
AMN Healthcare Services, Inc.(a)	2,665	334,457
Apollo Medical Holdings, Inc.(a)(b)	2,670	94,678
Aveanna Healthcare Holdings, Inc.(a)	1,972	2,741
Brookdale Senior Living, Inc.(a)	14,257	63,729
Cano Health, Inc.(a)	10,355	37,071
Cardinal Health, Inc.	17,404	1,320,964
CareMax, Inc.(a)	4,295	30,237
Castle Biosciences, Inc.(a)	1,921	49,024
Centene Corp.(a)	36,404	3,099,072
Chemed Corp.	966	450,996
Cigna Corp.	19,135	6,181,753
Clover Health Investments Corp.(a)(b)	24,965	39,445
Community Health Systems, Inc.(a)	6,300	18,081
CorVel Corp.(a)	425	69,789
Cross Country Healthcare, Inc.(a)	2,722	100,959
CVS Health Corp.	83,903	7,945,614
DaVita, Inc.(a)	3,593	262,325
DocGo, Inc.(a)	4,887	48,381
Elevance Health, Inc.	15,405	8,422,992
Encompass Health Corp.	6,113	332,792
Enhabit, Inc.(a)	3,056	37,955
Ensign Group, Inc.	3,537	317,552
Fulgent Genetics, Inc.(a)	1,533	60,753
Guardant Health, Inc.(a)(b)	6,176	305,712
HCA Healthcare, Inc.	14,013	3,047,407
HealthEquity, Inc.(a)	5,249	408,950
Henry Schein, Inc.(a)	8,605	589,098
Hims & Hers Health, Inc.(a)(b)	8,208	37,264
Humana, Inc.	8,083	4,510,961
Innovage Holding Corp.(a)	978	6,054
Invitae Corp.(a)(b)	10,997	28,372
Joint Corp.(a)	820	13,546
Laboratory Corp. of America Holdings	5,741	1,273,698
LHC Group, Inc.(a)	1,872	312,811
LifeStance Health Group, Inc.(a)(b)	5,834	44,047
McKesson Corp.	9,269	3,609,070
ModivCare, Inc.(a)	665	64,665
Molina Healthcare, Inc.(a)	3,656	1,311,992
National HealthCare Corp.	696	42,400
National Research Corp.	1,109	45,170
Oak Street Health, Inc.(a)	7,186	145,373
Oncology Institute, Inc.(a)	4,806	21,819
OPKO Health, Inc.(a)(b)	22,404	42,568
Option Care Health, Inc.(a)	10,229	309,530
Owens & Minor, Inc.	4,320	73,440
Patterson Cos., Inc.	5,305	137,771
Pediatrix Medical Group, Inc.(a)	5,332	103,441
Pennant Group, Inc.(a)	1,158	14,255
PetIQ, Inc.(a)	1,413	11,615
Premier, Inc., Class A	7,282	253,996
Privia Health Group, Inc.(a)	2,853	95,518
Progyny, Inc.(a)	5,002	222,439
Quest Diagnostics, Inc.	7,422	1,066,170
R1 RCM, Inc.(a)	9,585	169,271

Security	Shares	Value

Health Care Providers & Services (continued)
RadNet, Inc.(a)	3,480	$66,538
Select Medical Holdings Corp.	6,381	163,864
Sema4 Holdings Corp.(a)	13,770	14,183
Signify Health, Inc., Class A(a)	4,873	142,438
Surgery Partners, Inc.(a)	2,263	61,531
Tenet Healthcare Corp.(a)	6,789	301,160
U.S. Physical Therapy, Inc.	849	75,391
UnitedHealth Group, Inc.	59,773	33,182,981
Universal Health Services, Inc., Class B	4,019	465,682

		85,078,106

Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.(a)	7,214	106,046
American Well Corp., Class A(a)	14,687	60,070
Certara, Inc.(a)	7,090	86,711
Computer Programs & Systems, Inc.(a)	440	14,212
Definitive Healthcare Corp.(a)	2,101	33,154
Doximity, Inc., Class A(a)(b)	6,809	180,234
Evolent Health, Inc., Class A(a)	4,983	158,509
Health Catalyst, Inc.(a)	2,795	24,652
HealthStream, Inc.(a)	1,619	39,989
Multiplan Corp.(a)	23,893	68,573
NextGen Healthcare, Inc.(a)	3,477	69,679
OptimizeRx Corp.(a)	814	12,548
Phreesia, Inc.(a)	3,516	96,057
Schrodinger, Inc.(a)	3,581	85,837
Sharecare, Inc.(a)(b)	16,795	32,246
Simulations Plus, Inc.	1,116	46,314
Teladoc Health, Inc.(a)(b)	10,130	300,253
Veeva Systems, Inc., Class A(a)	8,893	1,493,490

		2,908,574

Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment, Inc.(a)	2,234	21,938
Airbnb, Inc., Class A(a)	24,930	2,665,266
Aramark	14,025	511,913
Bally’s Corp.(a)(b)	2,881	64,938
Biglari Holdings, Inc., Class B(a)	32	4,414
BJ’s Restaurants, Inc.(a)	1,084	35,609
Bloomin’ Brands, Inc.	5,912	141,947
Bluegreen Vacations Holding Corp.	1,469	25,428
Booking Holdings, Inc.(a)	2,538	4,744,740
Bowlero Corp.(a)(b)	2,290	33,342
Boyd Gaming Corp.	4,982	287,760
Brinker International, Inc.(a)	2,824	94,293
Caesars Entertainment, Inc.(a)	13,138	574,525
Carnival Corp.(a)(b)	61,919	560,986
Century Casinos, Inc.(a)	1,395	11,090
Cheesecake Factory, Inc.	2,810	100,626
Chipotle Mexican Grill, Inc.(a)	1,775	2,659,536
Choice Hotels International, Inc.	2,264	293,958
Churchill Downs, Inc.	2,317	481,727
Chuy’s Holdings, Inc.(a)	1,136	33,285
Cracker Barrel Old Country Store, Inc.	1,446	165,162
Darden Restaurants, Inc.	7,738	1,107,617
Dave & Buster’s Entertainment, Inc.(a)	2,569	102,375
Denny’s Corp.(a)	3,384	38,341
Dine Brands Global, Inc.	887	63,944
Domino’s Pizza, Inc.	2,349	780,432
DraftKings, Inc., Class A(a)	20,477	323,537
El Pollo Loco Holdings, Inc.	399	4,006
Everi Holdings, Inc.(a)	5,012	95,128
Expedia Group, Inc.(a)	9,676	904,416
F45 Training Holdings, Inc.(a)	2,382	7,956

13

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
First Watch Restaurant Group, Inc.(a)(b)	1,553	$26,479
Full House Resorts, Inc.(a)	2,239	15,695
Golden Entertainment, Inc.(a)	1,082	45,682
Hilton Grand Vacations, Inc.(a)	5,593	219,469
Hilton Worldwide Holdings, Inc.	17,304	2,340,539
Hyatt Hotels Corp., Class A(a)	3,265	307,596
Inspired Entertainment, Inc.(a)	902	9,237
International Game Technology PLC	6,271	125,734
Jack in the Box, Inc.	1,529	134,904
Krispy Kreme, Inc.	5,441	78,078
Kura Sushi USA, Inc., Class A(a)(b)	372	29,399
Las Vegas Sands Corp.(a)	21,171	804,710
Life Time Group Holdings, Inc.(a)	3,549	37,229
Light & Wonder, Inc., Class A(a)(b)	6,222	349,303
Lindblad Expeditions Holdings, Inc.(a)	2,077	17,426
Marriott International, Inc., Class A	17,140	2,744,285
Marriott Vacations Worldwide Corp.	2,465	364,228
McDonald’s Corp.	47,288	12,893,546
MGM Resorts International	20,935	744,658
Monarch Casino & Resort, Inc.(a)	999	79,331
NEOGAMES SA(a)	318	5,470
Noodles & Co.(a)	1,836	10,686
Norwegian Cruise Line Holdings Ltd.(a)	25,985	438,887
ONE Group Hospitality, Inc.(a)(b)	2,463	18,423
Papa John’s International, Inc.	1,926	139,885
Penn Entertainment, Inc.(a)	10,233	338,712
Planet Fitness, Inc., Class A(a)(b)	5,315	348,026
Portillo’s, Inc., Class A(a)(b)	1,965	42,130
RCI Hospitality Holdings, Inc.	626	52,853
Red Rock Resorts, Inc., Class A	3,336	138,944
Royal Caribbean Cruises Ltd.(a)	14,016	748,174
Rush Street Interactive, Inc.(a)	2,591	10,753
Ruth’s Hospitality Group, Inc.	1,993	41,415
SeaWorld Entertainment, Inc.(a)	2,631	153,019
Shake Shack, Inc., Class A(a)	2,297	127,644
Six Flags Entertainment Corp.(a)	4,559	101,666
Sonder Holdings, Inc.(a)(b)	11,715	25,656
Starbucks Corp.	73,295	6,346,614
Sweetgreen, Inc., Class A(a)(b)	5,522	102,709
Target Hospitality Corp.(a)	2,425	29,512
Texas Roadhouse, Inc.	4,216	417,173
Travel & Leisure Co.	4,909	186,444
Vacasa, Inc., Class A(a)	6,820	24,893
Vail Resorts, Inc.	2,671	585,296
Wendy’s Co.	10,460	217,359
Wingstop, Inc.	1,867	295,714
Wyndham Hotels & Resorts, Inc.	5,632	427,638
Wynn Resorts Ltd.(a)(b)	6,656	425,318
Xponential Fitness, Inc., Class A(a)	1,307	25,290
Yum! Brands, Inc.	18,375	2,172,844

		52,306,910

Household Durables — 0.4%
Aterian, Inc.(a)(b)	1,384	1,522
Beazer Homes USA, Inc.(a)	1,012	11,446
Cavco Industries, Inc.(a)	513	116,282
Century Communities, Inc.(b)	1,627	72,418
D.R. Horton, Inc.	20,261	1,557,666
Dream Finders Homes, Inc., Class A(a)(b)	1,935	21,479
Ethan Allen Interiors, Inc.	1,903	48,698
Garmin Ltd.	9,810	863,672
GoPro, Inc., Class A(a)	8,298	45,224

Security	Shares	Value

Household Durables (continued)
Green Brick Partners, Inc.(a)	1,939	$44,849
Helen of Troy Ltd.(a)	1,678	158,772
Hovnanian Enterprises, Inc., Class A(a)	259	10,445
Installed Building Products, Inc.	1,495	128,570
iRobot Corp.(a)	1,749	98,818
KB Home	4,712	135,800
La-Z-Boy, Inc.	2,410	59,696
Legacy Housing Corp.(a)	1,461	27,116
Leggett & Platt, Inc.	8,651	291,971
Lennar Corp., B Shares	1,295	84,460
Lennar Corp., Class A	15,593	1,258,355
LGI Homes, Inc.(a)(b)	1,213	111,657
Lifetime Brands, Inc.	464	3,974
Lovesac Co.(a)	653	15,894
M/I Homes, Inc.(a)	1,521	63,106
MDC Holdings, Inc.	4,300	130,978
Meritage Homes Corp.(a)	2,381	181,337
Mohawk Industries, Inc.(a)(b)	3,339	316,370
Newell Brands, Inc.	24,206	334,285
NVR, Inc.(a)	191	809,410
PulteGroup, Inc.	14,723	588,773
Purple Innovation, Inc.(a)(b)	3,669	12,915
Skyline Champion Corp.(a)	3,500	203,735
Snap One Holdings Corp.(a)(b)	1,999	23,828
Sonos, Inc.(a)(b)	7,986	128,734
Taylor Morrison Home Corp.(a)	7,237	190,623
Tempur Sealy International, Inc.	10,812	290,735
Toll Brothers, Inc.	6,886	296,649
TopBuild Corp.(a)	2,017	343,172
Traeger, Inc.(a)(b)	1,304	5,412
Tri Pointe Homes, Inc.(a)	6,899	115,558
Tupperware Brands Corp.(a)	3,393	26,228
Universal Electronics, Inc.(a)	976	19,920
Vizio Holding Corp., Class A(a)(b)	4,238	47,466
Vuzix Corp.(a)(b)	2,953	14,765
Weber, Inc., Class A(b)	1,560	10,390
Whirlpool Corp.	3,439	475,407

		9,798,580

Household Products — 1.2%
Central Garden & Pet Co.(a)	682	28,146
Central Garden & Pet Co., Class A(a)	2,523	98,750
Church & Dwight Co., Inc.	15,715	1,164,953
Clorox Co.	7,732	1,129,181
Colgate-Palmolive Co.	53,539	3,953,320
Energizer Holdings, Inc.	4,687	135,407
Kimberly-Clark Corp.	21,636	2,692,816
Procter & Gamble Co.	152,870	20,587,003
Reynolds Consumer Products, Inc.	3,809	116,327
Spectrum Brands Holdings, Inc.	2,420	111,659
WD-40 Co.	816	130,691

		30,148,253

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	42,703	1,117,110
Altus Power, Inc.(a)	2,655	26,444
Brookfield Renewable Corp., Class A	7,689	238,590
Clearway Energy, Inc., Class A	3,272	105,784
Clearway Energy, Inc., Class C	4,431	153,933
Montauk Renewables, Inc.(a)	3,696	55,329
Ormat Technologies, Inc.	2,824	255,431

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Sunnova Energy International, Inc.(a)(b)	6,377	$118,229
Vistra Corp.	25,771	591,960

		2,662,810

Industrial Conglomerates — 0.8%
3M Co.	36,348	4,572,215
Brookfield Business Corp., Class A	2,141	54,852
General Electric Co.	70,032	5,449,190
Honeywell International, Inc.	43,107	8,794,690

		18,870,947

Insurance — 2.4%
Aflac, Inc.	40,000	2,604,400
Allstate Corp.	17,234	2,175,793
Ambac Financial Group, Inc.(a)	3,841	53,966
American Equity Investment Life Holding Co.	4,993	215,098
American Financial Group, Inc.	4,262	618,459
American International Group, Inc.	48,605	2,770,485
AMERISAFE, Inc.	1,410	82,358
Aon PLC, Class A	13,477	3,793,641
Arch Capital Group Ltd.(a)	22,700	1,305,250
Argo Group International Holdings Ltd.	2,322	57,748
Arthur J Gallagher & Co.	12,943	2,421,376
Assurant, Inc.	3,407	462,875
Assured Guaranty Ltd.	4,121	243,922
Axis Capital Holdings Ltd.	5,100	278,817
Bright Health Group, Inc.(a)	13,038	13,429
Brighthouse Financial, Inc.(a)	4,515	257,671
Brown & Brown, Inc.	15,295	899,193
BRP Group, Inc., Class A(a)	3,327	94,320
Chubb Ltd.	26,641	5,724,884
Cincinnati Financial Corp.	10,079	1,041,362
CNA Financial Corp.	2,363	98,537
CNO Financial Group, Inc.	7,685	169,531
Crawford & Co., Class A	3,010	18,030
eHealth, Inc.(a)	1,290	3,457
Employers Holdings, Inc.	798	34,801
Enstar Group Ltd.(a)(b)	780	156,406
Erie Indemnity Co., Class A	1,602	411,730
Everest Re Group Ltd.	2,583	833,431
Fidelity National Financial, Inc.	16,299	641,855
First American Financial Corp.	6,362	320,645
Genworth Financial, Inc., Class A(a)	15,800	73,786
Globe Life, Inc.	5,812	671,402
Goosehead Insurance, Inc., Class A(a)	1,045	43,378
Greenlight Capital Re Ltd., Class A(a)	1,310	11,056
Hanover Insurance Group, Inc.	2,331	341,468
Hartford Financial Services Group, Inc.	20,705	1,499,249
HCI Group, Inc.	444	16,268
Hippo Holdings, Inc.(a)	930	16,070
Horace Mann Educators Corp.	1,576	62,189
Investors Title Co.	51	7,494
James River Group Holdings Ltd.	2,673	67,547
Kemper Corp.	4,044	192,777
Kinsale Capital Group, Inc.	1,345	423,904
Lemonade, Inc.(a)	3,392	82,086
Lincoln National Corp.	11,067	596,179
Loews Corp.	13,856	790,069
Markel Corp.(a)	855	1,031,216
Marsh & McLennan Cos., Inc.	32,120	5,187,059
MBIA, Inc.(a)	2,769	29,794
Mercury General Corp.	2,282	66,178
MetLife, Inc.	43,147	3,158,792

Security	Shares	Value

Insurance (continued)
National Western Life Group, Inc., Class A	82	$16,238
Old Republic International Corp.	18,850	437,509
Oscar Health, Inc., Class A(a)	8,387	31,284
Palomar Holdings, Inc.(a)	1,645	146,339
Primerica, Inc.	2,410	348,727
Principal Financial Group, Inc.	15,708	1,384,346
ProAssurance Corp.	1,892	42,021
Progressive Corp.	36,395	4,673,118
Prudential Financial, Inc.	23,968	2,521,194
Reinsurance Group of America, Inc.	4,213	620,027
RenaissanceRe Holdings Ltd.	2,867	443,468
RLI Corp.	2,710	352,490
Ryan Specialty Holdings, Inc.(a)	5,331	239,095
Safety Insurance Group, Inc.	657	57,126
Selective Insurance Group, Inc.	3,832	375,843
Selectquote, Inc.(a)	8,469	5,708
SiriusPoint Ltd.(a)	6,850	43,977
Stewart Information Services Corp.	1,098	42,778
Tiptree, Inc.	2,116	25,773
Travelers Cos., Inc.	14,985	2,764,133
Trean Insurance Group, Inc.(a)	1,480	5,432
Trupanion, Inc.(a)(b)	2,521	127,235
United Fire Group, Inc.	1,781	48,265
Universal Insurance Holdings, Inc.	1,090	10,944
Unum Group	12,620	575,346
W R Berkley Corp.	13,187	980,849
White Mountains Insurance Group Ltd.	181	256,323
Willis Towers Watson PLC	6,985	1,524,197

		60,271,216

Interactive Media & Services — 3.5%
Alphabet, Inc., Class A(a)	384,437	36,333,141
Alphabet, Inc., Class C(a)	345,462	32,701,433
Arena Group Holdings, Inc.(a)	1,698	23,942
Bumble, Inc., Class A(a)(b)	5,150	130,810
Cargurus, Inc.(a)	6,510	94,786
Cars.com, Inc.(a)	4,460	61,905
DHI Group, Inc.(a)	4,676	29,926
Eventbrite, Inc., Class A(a)(b)	4,028	26,464
EverQuote, Inc., Class A(a)(b)	1,224	7,454
fuboTV, Inc.(a)(b)	12,757	46,691
IAC, Inc.(a)	5,073	246,954
Match Group, Inc.(a)	18,419	795,701
MediaAlpha, Inc., Class A(a)	1,139	12,506
Meta Platforms, Inc., Class A(a)	146,590	13,656,324
Outbrain, Inc.(a)	4,466	19,114
Pinterest, Inc., Class A(a)	37,369	919,277
QuinStreet, Inc.(a)	3,046	34,755
Shutterstock, Inc.	1,408	70,442
TripAdvisor, Inc.(a)	6,061	143,161
TrueCar, Inc.(a)	5,805	10,449
Vimeo, Inc.(a)(b)	7,862	29,876
Vinco Ventures, Inc.(a)	13,827	12,605
Yelp, Inc.(a)	4,499	172,807
Ziff Davis, Inc.(a)	2,747	212,590
ZipRecruiter, Inc., Class A(a)	5,115	85,778
ZoomInfo Technologies, Inc., CLass A(a)	17,585	783,060

		86,661,951

Internet & Direct Marketing Retail — 2.5%
1-800-Flowers.com, Inc., Class A(a)	1,280	9,331
Amazon.com, Inc.(a)	568,204	58,206,818
BARK, Inc.(a)	12,225	22,372
CarParts.com, Inc.(a)	2,466	11,541

15

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
ContextLogic, Inc., Class A(a)	36,174	$28,324
DoorDash, Inc., Class A(a)	16,080	699,962
Duluth Holdings, Inc., Class B(a)	1,416	12,319
eBay, Inc.	35,165	1,400,974
Etsy, Inc.(a)(b)	8,099	760,577
Groupon, Inc.(a)(b)	1,225	9,028
Lands’ End, Inc.(a)	889	9,317
Liquidity Services, Inc.(a)	1,998	34,326
Overstock.com, Inc.(a)(b)	2,560	59,520
PetMed Express, Inc.	1,061	22,621
Porch Group, Inc.(a)	4,723	6,423
Poshmark, Inc., Class A(a)	3,643	65,064
Quotient Technology, Inc.(a)	4,746	11,675
Qurate Retail, Inc., Series A	21,408	50,095
RealReal, Inc.(a)	4,179	7,062
Revolve Group, Inc.(a)(b)	3,137	75,288
RumbleON, Inc., Class B(a)	1,437	23,524
Stitch Fix, Inc., Class A(a)	5,133	20,532
Vivid Seats, Inc., Class A(a)	2,759	22,624
Wayfair, Inc., Class A(a)(b)	4,694	177,996
Xometry, Inc., Class A(a)(b)	2,346	140,901

		61,888,214

IT Services — 4.5%
Accenture PLC, Class A	40,480	11,492,272
Affirm Holdings, Inc.(a)	11,921	239,254
Akamai Technologies, Inc.(a)(b)	9,857	870,669
Amdocs Ltd.	7,742	668,212
Automatic Data Processing, Inc.	26,664	6,444,689
AvidXchange Holdings, Inc.(a)	9,286	84,503
BigCommerce Holdings, Inc., Series-1(a)	4,449	66,112
Block, Inc.(a)	33,713	2,025,140
Brightcove, Inc.(a)	2,245	15,041
Broadridge Financial Solutions, Inc.	7,480	1,122,449
Cantaloupe, Inc.(a)	2,911	9,752
Cass Information Systems, Inc.	1,157	49,496
Cerberus Cyber Sentinel Corp.(a)	3,920	13,563
Cloudflare, Inc., Class A(a)(b)	17,811	1,003,116
Cognizant Technology Solutions Corp., Class A	33,257	2,070,248
Concentrix Corp.	2,706	330,754
Conduent, Inc.(a)	11,206	46,169
Core Scientific, Inc.(a)(b)	14,619	2,924
CSG Systems International, Inc.	2,157	139,493
Cyxtera Technologies, Inc.(a)	2,123	5,138
DigitalOcean Holdings, Inc.(a)	4,527	162,610
DXC Technology Co.(a)	15,334	440,852
Edgio, Inc.(a)	13,086	35,201
EPAM Systems, Inc.(a)	3,467	1,213,450
Euronet Worldwide, Inc.(a)	3,033	254,802
EVERTEC, Inc.	4,185	149,865
Evo Payments, Inc., Class A(a)	3,362	113,266
ExlService Holdings, Inc.(a)	1,987	361,336
Fastly, Inc., Class A(a)	8,595	72,972
Fidelity National Information Services, Inc.	39,033	3,239,349
Fiserv, Inc.(a)	37,609	3,863,949
FleetCor Technologies, Inc.(a)	4,682	871,414
Flywire Corp.(a)	3,641	79,920
Gartner, Inc.(a)	4,894	1,477,596
Genpact Ltd.	11,565	560,902
Global Payments, Inc.	17,575	2,008,119
Globant SA(a)(b)	2,529	477,172
GoDaddy, Inc., Class A(a)(b)	10,109	812,764

Security	Shares	Value

IT Services (continued)
Grid Dynamics Holdings, Inc.(a)(b)	3,516	$47,853
Hackett Group, Inc.	1,720	37,565
I3 Verticals, Inc., Class A(a)	1,114	24,241
Information Services Group, Inc.	4,090	22,209
International Business Machines Corp.	57,523	7,954,856
International Money Express, Inc.(a)	2,474	66,872
Jack Henry & Associates, Inc.	4,651	925,828
Kyndryl Holdings, Inc.(a)	13,127	126,938
Marqeta, Inc., Class A(a)(b)	29,185	229,978
Mastercard, Inc., Class A	55,028	18,059,089
Maximus, Inc.	3,917	241,561
MoneyGram International, Inc.(a)(b)	6,829	72,319
MongoDB, Inc.(a)	4,170	763,235
Okta, Inc.(a)	9,759	547,675
Paya Holdings, Inc.(a)	4,078	32,787
Paychex, Inc.	20,576	2,434,347
Payoneer Global, Inc.(a)	14,272	110,608
PayPal Holdings, Inc.(a)(b)	73,990	6,184,084
Paysafe Ltd.(a)(b)	17,933	26,182
Perficient, Inc.(a)	2,180	145,995
PFSweb, Inc.(a)	2,076	19,867
Rackspace Technology, Inc.(a)(b)	2,884	14,853
Remitly Global, Inc.(a)	7,488	87,011
Repay Holdings Corp.(a)	5,002	30,462
Sabre Corp.(a)	21,234	123,370
Shift4 Payments, Inc., Class A(a)(b)	3,291	151,287
Snowflake, Inc., Class A(a)	19,575	3,137,872
SolarWinds Corp.(a)	1,754	16,365
Squarespace, Inc., Class A(a)	1,981	43,998
SS&C Technologies Holdings, Inc.	14,367	738,751
StoneCo Ltd., Class A(a)	16,800	176,400
Switch, Inc., Class A	8,707	296,473
Thoughtworks Holding, Inc.(a)	4,953	47,598
Toast, Inc., Class A(a)(b)	15,334	338,728
TTEC Holdings, Inc.	1,040	46,249
Tucows, Inc., Class A(a)(b)	474	21,306
Twilio, Inc., Class A(a)	10,826	805,130
Unisys Corp.(a)	3,469	29,486
VeriSign, Inc.(a)	6,035	1,209,776
Verra Mobility Corp.(a)	8,882	151,616
Visa, Inc., A Shares	105,243	21,802,140
Western Union Co.	23,860	322,349
WEX, Inc.(a)	2,830	464,516
Wix.com Ltd.(a)(b)	3,441	289,388

		111,313,746

Leisure Products — 0.1%
Acushnet Holdings Corp.	2,268	105,621
AMMO, Inc.(a)(b)	3,293	10,702
Brunswick Corp.	4,620	326,495
Clarus Corp.	1,492	18,068
Hasbro, Inc.	8,499	554,560
Johnson Outdoors, Inc., Class A	138	7,261
Latham Group, Inc.(a)	2,161	9,552
Malibu Boats, Inc., Class A(a)	1,332	70,463
MasterCraft Boat Holdings, Inc.(a)	1,420	30,899
Mattel, Inc.(a)	22,747	431,283
Peloton Interactive, Inc., Class A(a)	20,787	174,611
Polaris, Inc.	3,649	370,738
Smith & Wesson Brands, Inc.	2,956	33,373
Sturm Ruger & Co., Inc.	1,052	59,049
Topgolf Callaway Brands Corp.(a)	9,369	175,388

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Vista Outdoor, Inc.(a)	3,171	$92,086
YETI Holdings, Inc.(a)(b)	5,364	172,077

		2,642,226

Life Sciences Tools & Services — 1.7%
10X Genomics, Inc., Class A(a)(b)	6,159	167,402
AbCellera Biologics, Inc.(a)(b)	12,369	146,325
Absci Corp.(a)(b)	3,217	10,166
Adaptive Biotechnologies Corp.(a)	6,063	47,170
Agilent Technologies, Inc.	19,071	2,638,473
Akoya Biosciences, Inc.(a)	2,119	29,136
Avantor, Inc.(a)	38,964	785,904
Azenta, Inc.	4,514	200,422
Berkeley Lights, Inc.(a)	2,417	5,366
Bionano Genomics, Inc.(a)(b)	14,144	33,097
Bio-Rad Laboratories, Inc., Class A(a)	1,382	486,063
Bio-Techne Corp.	2,445	724,356
Bruker Corp.	6,933	428,737
Charles River Laboratories International, Inc.(a)	3,269	693,845
Codexis, Inc.(a)	3,610	20,288
Cytek Biosciences, Inc.(a)	7,712	119,690
Danaher Corp.	41,355	10,407,813
Illumina, Inc.(a)(b)	10,015	2,291,632
Inotiv, Inc.(a)	753	15,647
IQVIA Holdings, Inc.(a)	11,664	2,445,591
Maravai LifeSciences Holdings, Inc., Class A(a)	6,652	110,423
MaxCyte, Inc.(a)	6,350	43,942
Medpace Holdings, Inc.(a)	1,637	363,381
Mettler-Toledo International, Inc.(a)	1,426	1,803,790
NanoString Technologies, Inc.(a)	2,353	24,612
NeoGenomics, Inc.(a)	8,616	65,525
Pacific Biosciences of California, Inc.(a)	15,893	134,137
PerkinElmer, Inc.	8,136	1,086,807
QIAGEN NV(a)	14,303	623,039
Quanterix Corp.(a)	1,710	18,930
Quantum-Si, Inc.(a)	7,468	22,628
Repligen Corp.(a)	3,523	642,912
Seer, Inc., Class A(a)	2,417	18,925
Singular Genomics Systems, Inc.(a)	5,103	13,574
SomaLogic, Inc.(a)	10,906	37,844
Sotera Health Co.(a)	6,415	44,135
Syneos Health, Inc.(a)	6,259	315,328
Thermo Fisher Scientific, Inc.	25,000	12,849,250
Waters Corp.(a)	3,851	1,152,104
West Pharmaceutical Services, Inc.	4,738	1,090,214

		42,158,623

Machinery — 2.0%
3D Systems Corp.(a)	7,065	62,384
AGCO Corp.	3,956	491,216
Alamo Group, Inc.	698	106,152
Albany International Corp., Class A	2,042	187,088
Allison Transmission Holdings, Inc.	6,124	258,739
Altra Industrial Motion Corp.	4,165	250,483
Ardagh Group SA(a)	1,250	9,475
Astec Industries, Inc.	1,337	58,360
Barnes Group, Inc.	3,332	117,853
Blue Bird Corp.(a)	1,815	16,644
Caterpillar, Inc.	33,746	7,304,659
Chart Industries, Inc.(a)(b)	2,298	512,178
CIRCOR International, Inc.(a)	747	15,440
Columbus McKinnon Corp.	1,466	41,810
Crane Holdings Co.	2,848	285,768

Security	Shares	Value

Machinery (continued)
Cummins, Inc.	9,004	$2,201,568
Deere & Co.	17,917	7,091,907
Desktop Metal, Inc., Class A(a)(b)	18,582	47,012
Donaldson Co., Inc.	7,935	455,866
Douglas Dynamics, Inc.	1,306	44,339
Dover Corp.	9,226	1,205,746
Energy Recovery, Inc.(a)	3,940	101,376
Enerpac Tool Group Corp.	4,294	109,111
EnPro Industries, Inc.	1,210	128,865
Esab Corp.	3,449	128,648
ESCO Technologies, Inc.	1,470	126,670
Evoqua Water Technologies Corp.(a)	7,394	289,697
Federal Signal Corp.	4,475	208,759
Flowserve Corp.	8,732	250,434
Fortive Corp.	22,957	1,466,952
Franklin Electric Co., Inc.	2,913	238,691
Gates Industrial Corp. PLC(a)	7,452	83,090
Gorman-Rupp Co.	1,213	32,921
Graco, Inc.	10,716	745,619
Greenbrier Cos., Inc.	1,846	65,182
Helios Technologies, Inc.	1,936	109,752
Hillenbrand, Inc.	4,517	199,561
Hillman Solutions Corp.(a)	7,917	61,832
Hydrofarm Holdings Group, Inc.(a)	2,964	7,647
Hyliion Holdings Corp.(a)(b)	5,934	16,912
Hyster-Yale Materials Handling, Inc.	750	21,870
Hyzon Motors, Inc.(a)	6,251	11,939
IDEX Corp.	4,926	1,095,099
Illinois Tool Works, Inc.	19,848	4,238,143
Ingersoll Rand, Inc.	25,852	1,305,526
ITT, Inc.	5,379	410,902
John Bean Technologies Corp.	2,067	188,510
Kadant, Inc.	660	117,447
Kennametal, Inc.	4,869	130,051
Lincoln Electric Holdings, Inc.	3,614	513,188
Lindsay Corp.	692	117,156
Luxfer Holdings PLC	3,342	48,359
Manitowoc Co., Inc.(a)	2,189	19,964
Markforged Holding Corp.(a)	10,015	21,833
Microvast Holdings, Inc.(a)	11,816	28,949
Middleby Corp.(a)	3,454	483,076
Miller Industries, Inc.	1,182	30,058
Mueller Industries, Inc.	3,534	221,370
Mueller Water Products, Inc., Class A	10,406	121,750
Nikola Corp.(a)(b)	18,178	68,895
Nordson Corp.	3,691	830,475
Omega Flex, Inc.	130	12,272
Oshkosh Corp.	4,123	362,824
Otis Worldwide Corp.	26,561	1,876,269
PACCAR, Inc.	21,331	2,065,481
Parker-Hannifin Corp.	7,980	2,319,148
Pentair PLC	10,601	455,313
Proterra, Inc.(a)	13,816	86,212
Proto Labs, Inc.(a)	1,922	73,401
RBC Bearings, Inc.(a)(b)	1,809	458,636
REV Group, Inc.	1,078	14,812
Sarcos Technology & Robotics Corp.(a)	7,735	15,625
Shyft Group, Inc.	1,974	45,362
Snap-on, Inc.	3,362	746,532
SPX Technologies, Inc.(a)	2,991	196,927
Standex International Corp.	643	63,689
Stanley Black & Decker, Inc.	9,452	741,887

17

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Tennant Co.	1,312	$76,424
Terex Corp.	4,907	198,930
Timken Co.	4,019	286,514
Titan International, Inc.(a)	2,632	39,375
Toro Co.	6,802	717,135
Trinity Industries, Inc.	5,760	164,333
Velo3D, Inc.(a)(b)	5,709	22,493
Wabash National Corp.	3,518	76,165
Watts Water Technologies, Inc., Class A	1,852	271,059
Westinghouse Air Brake Technologies Corp.	11,627	1,084,567
Xylem, Inc.	11,449	1,172,721

		48,805,072

Marine — 0.0%
Costamare, Inc.	3,080	29,075
Eagle Bulk Shipping, Inc.	778	37,640
Eneti, Inc.	3,353	27,562
Genco Shipping & Trading Ltd.	2,396	32,106
Golden Ocean Group Ltd.(a)	7,042	58,660
Kirby Corp.(a)	3,667	255,773
Matson, Inc.	2,529	186,084
Safe Bulkers, Inc.	7,287	18,436

		645,336

Media — 0.8%
Advantage Solutions, Inc.(a)	3,751	12,678
Altice USA, Inc., Class A(a)	12,284	81,197
AMC Networks, Inc., Class A(a)	2,699	60,755
Audacy, Inc.(a)	11,048	3,818
Boston Omaha Corp., Class A(a)	863	24,052
Cable One, Inc.	391	336,037
Cardlytics, Inc.(a)	1,891	17,832
Charter Communications, Inc., Class A(a)	7,104	2,611,572
Clear Channel Outdoor Holdings, Inc.(a)	18,038	25,794
Comcast Corp., Class A	280,077	8,889,644
Cumulus Media, Inc., Class A(a)	3,500	25,795
Daily Journal Corp.(a)	60	16,095
DISH Network Corp., Class A(a)	15,137	225,693
Entravision Communications Corp., Class A	1,689	7,905
EW Scripps Co., Class A(a)	2,946	41,804
Fox Corp., Class A	18,875	544,921
Fox Corp., Class B	9,735	264,792
Gannett Co., Inc.(a)	7,997	11,596
Gray Television, Inc.	6,043	85,508
iHeartMedia, Inc., Class A(a)	7,721	63,930
Innovid Corp.(a)	8,210	30,705
Integral Ad Science Holding Corp.(a)	1,140	9,599
Interpublic Group of Cos., Inc.	24,559	731,613
John Wiley & Sons, Inc., Class A	2,734	115,347
Liberty Broadband Corp., Class A(a)	1,719	146,665
Liberty Broadband Corp., Class C(a)	7,517	634,660
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	5,199	220,646
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	9,948	419,706
Loyalty Ventures, Inc.(a)	1,090	1,286
Magnite, Inc.(a)	8,306	60,551
New York Times Co., Class A	10,894	315,490
News Corp., Class A	23,597	398,081
News Corp., Class B	9,143	156,620
Nexstar Media Group, Inc., Class A	2,344	401,527
Omnicom Group, Inc.	13,061	950,188
Paramount Global, Class A	2,738	57,717
Paramount Global, Class B	34,785	637,261
PubMatic, Inc., Class A(a)	2,634	45,832
Scholastic Corp.	2,274	86,730

Security	Shares	Value

Media (continued)
Sinclair Broadcast Group, Inc., Class A	3,738	$66,574
Sirius XM Holdings, Inc.(b)	45,919	277,351
Stagwell, Inc.(a)	4,676	35,491
TechTarget, Inc.(a)(b)	1,792	115,674
TEGNA, Inc.	13,709	286,244
Thryv Holdings, Inc.(a)(b)	1,791	36,644
Trade Desk, Inc., Class A(a)	28,008	1,491,146
WideOpenWest, Inc.(a)	3,478	47,683

		21,128,449

Metals & Mining — 0.5%
5E Advanced Materials, Inc.(a)(b)	2,185	29,235
Alcoa Corp.	11,668	455,402
Alpha Metallurgical Resources, Inc.	1,050	177,292
Arconic Corp.(a)	5,631	116,900
ATI, Inc.(a)(b)	7,570	225,283
Carpenter Technology Corp.	3,397	127,048
Century Aluminum Co.(a)	2,613	18,840
Cleveland-Cliffs, Inc.(a)	32,387	420,707
Coeur Mining, Inc.(a)	16,736	63,262
Commercial Metals Co.	6,959	316,634
Compass Minerals International, Inc.	2,480	98,059
Constellium SE(a)	7,608	83,840
Dakota Gold Corp.(a)(b)	6,771	23,360
Freeport-McMoRan, Inc.	91,024	2,884,551
Haynes International, Inc.	363	17,754
Hecla Mining Co.	37,284	170,388
Kaiser Aluminum Corp.	1,048	84,668
Materion Corp.	1,424	122,051
MP Materials Corp.(a)	6,271	188,381
Newmont Corp.	50,836	2,151,380
Novagold Resources, Inc.(a)	12,171	56,352
Nucor Corp.	16,678	2,191,156
Olympic Steel, Inc.	1,177	32,026
Piedmont Lithium, Inc.(a)	1,121	69,749
Ramaco Resources, Inc.	1,470	16,596
Reliance Steel & Aluminum Co.	3,797	765,020
Royal Gold, Inc.	4,184	397,313
Ryerson Holding Corp.	1,198	40,193
Schnitzer Steel Industries, Inc., Class A	1,945	52,496
Southern Copper Corp.	5,574	261,811
SSR Mining, Inc.	12,423	171,437
Steel Dynamics, Inc.	11,048	1,039,064
SunCoke Energy, Inc.	5,143	37,338
TimkenSteel Corp.(a)	2,945	51,361
U.S. Steel Corp.	15,776	321,199
Warrior Met Coal, Inc.	3,308	122,859
Worthington Industries, Inc.	2,374	112,907

		13,513,912

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AFC Gamma, Inc.	1,378	23,605
AGNC Investment Corp.	35,370	290,741
Angel Oak Mortgage, Inc.	1,604	16,569
Annaly Capital Management, Inc.	29,258	542,736
Apollo Commercial Real Estate Finance, Inc.	11,046	124,378
Arbor Realty Trust, Inc.	10,209	140,578
Ares Commercial Real Estate Corp.	2,603	32,121
ARMOUR Residential REIT, Inc.	5,531	29,425
Blackstone Mortgage Trust, Inc., Class A	11,093	276,881
BrightSpire Capital, Inc.	5,031	38,638
Broadmark Realty Capital, Inc.	7,832	45,582
Chimera Investment Corp.	13,492	91,071
Claros Mortgage Trust, Inc.	6,855	109,680

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Dynex Capital, Inc.	2,599	$31,032
Ellington Financial, Inc.	5,436	72,734
Franklin BSP Realty Trust, Inc.	811	11,427
Granite Point Mortgage Trust, Inc.	1,933	15,193
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,512	149,816
Invesco Mortgage Capital, Inc.	1,274	14,919
KKR Real Estate Finance Trust, Inc.	4,580	79,784
Ladder Capital Corp.	6,531	69,686
MFA Financial, Inc.	6,287	62,619
New York Mortgage Trust, Inc.	17,656	47,495
Orchid Island Capital, Inc.	1,137	11,450
PennyMac Mortgage Investment Trust	5,334	73,983
Ready Capital Corp.	6,262	75,895
Redwood Trust, Inc.	6,308	44,976
Rithm Capital Corp.	26,674	224,862
Starwood Property Trust, Inc.	18,773	387,850
TPG RE Finance Trust, Inc.	3,418	28,950
Two Harbors Investment Corp.	28,347	100,915

		3,265,591

Multiline Retail — 0.5%
Big Lots, Inc.	1,787	33,721
Dillard’s, Inc., Class A(b)	252	82,855
Dollar General Corp.(b)	14,606	3,725,260
Dollar Tree, Inc.(a)(b)	13,552	2,147,992
Franchise Group, Inc.	1,453	44,099
Kohl’s Corp.	8,579	256,941
Macy’s, Inc.	17,021	354,888
Nordstrom, Inc.	7,722	157,065
Ollie’s Bargain Outlet Holdings, Inc.(a)	4,045	226,520
Target Corp.	29,596	4,861,143

		11,890,484

Multi-Utilities — 0.8%
Ameren Corp.	16,667	1,358,694
Avista Corp.	3,862	158,458
Black Hills Corp.	4,232	276,646
CenterPoint Energy, Inc.	39,894	1,141,367
CMS Energy Corp.	18,911	1,078,873
Consolidated Edison, Inc.	22,137	1,947,170
Dominion Energy, Inc.	53,482	3,742,136
DTE Energy Co.	12,471	1,398,124
NiSource, Inc.	25,983	667,503
NorthWestern Corp.	3,345	176,716
Public Service Enterprise Group, Inc.	31,860	1,786,390
Sempra Energy	20,064	3,028,460
Unitil Corp.	767	40,429
WEC Energy Group, Inc.	20,303	1,854,273

		18,655,239

Oil, Gas & Consumable Fuels — 4.9%
Aemetis, Inc.(a)(b)	1,655	12,247
Alto Ingredients, Inc.(a)(b)	3,664	15,132
Amplify Energy Corp.(a)	3,056	30,224
Antero Midstream Corp.	19,417	206,791
Antero Resources Corp.(a)	18,269	669,742
APA Corp.	20,911	950,614
Arch Resources, Inc.	1,070	162,950
Archaea Energy, Inc.(a)(b)	3,892	100,453
Ardmore Shipping Corp.(a)	3,060	41,402
Berry Corp.	4,825	42,798
Brigham Minerals, Inc., Class A	4,137	128,247

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
California Resources Corp.	4,797	$216,393
Callon Petroleum Co.(a)(b)	2,953	129,814
Cheniere Energy, Inc.	15,888	2,802,802
Chesapeake Energy Corp.	7,754	793,002
Chevron Corp.	125,625	22,725,563
Chord Energy Corp.	2,692	412,118
Civitas Resources, Inc.	4,697	328,367
Clean Energy Fuels Corp.(a)(b)	11,389	76,420
CNX Resources Corp.(a)	12,210	205,250
Comstock Resources, Inc.(a)(b)	5,948	111,703
ConocoPhillips	81,291	10,249,982
CONSOL Energy, Inc.	2,144	135,115
Continental Resources, Inc.	2,202	162,882
Coterra Energy, Inc.	50,055	1,558,212
Crescent Energy Co., Class A	1,874	25,824
CVR Energy, Inc.	1,859	72,613
Delek U.S. Holdings, Inc.	4,418	131,038
Denbury, Inc.(a)	3,239	296,077
Devon Energy Corp.	41,905	3,241,352
DHT Holdings, Inc.	8,078	71,975
Diamondback Energy, Inc.	11,004	1,728,838
Dorian LPG Ltd.	1,250	22,588
DT Midstream, Inc.(a)	6,298	375,991
Earthstone Energy, Inc., Class A(a)(b)	3,803	61,457
Empire Petroleum Corp.(a)(b)	1,692	27,072
Energy Fuels, Inc.(a)(b)	11,976	86,227
Enviva, Inc.	1,991	119,141
EOG Resources, Inc.	37,307	5,093,152
EQT Corp.	23,785	995,164
Equitrans Midstream Corp.	27,007	227,399
Excelerate Energy, Inc., Class A	1,754	48,446
Exxon Mobil Corp.	266,573	29,538,954
FLEX LNG Ltd.(a)(b)	1,825	57,031
Frontline Ltd.	7,646	96,034
Gevo, Inc.(a)(b)	9,834	22,127
Golar LNG Ltd.(a)	5,492	152,787
Green Plains, Inc.(a)	1,196	34,552
Gulfport Energy Corp.(a)	713	63,821
Hess Corp.	17,935	2,530,270
HF Sinclair Corp.	9,666	591,269
HighPeak Energy, Inc.(b)	727	16,954
International Seaways, Inc.	3,867	163,999
Kinder Morgan, Inc.	127,262	2,305,987
Kinetik Holdings, Inc., Class A	1,404	51,639
Kosmos Energy Ltd.(a)	26,528	172,167
Laredo Petroleum, Inc.(a)	1,222	79,002
Magnolia Oil & Gas Corp., Class A	10,126	260,036
Marathon Oil Corp.	42,763	1,302,133
Marathon Petroleum Corp.	31,791	3,612,093
Matador Resources Co.	6,956	462,226
Murphy Oil Corp.	9,297	450,997
NACCO Industries, Inc., Class A	532	30,090
New Fortress Energy, Inc.	2,886	158,932
NextDecade Corp.(a)	3,045	21,315
Nordic American Tankers Ltd.	13,383	41,353
Northern Oil and Gas, Inc.	4,278	146,051
Occidental Petroleum Corp.	52,269	3,794,729
ONEOK, Inc.	28,394	1,684,332
Ovintiv, Inc.	16,496	835,522
Par Pacific Holdings, Inc.(a)	4,110	94,037
PBF Energy, Inc., Class A(a)	5,864	259,482
PDC Energy, Inc.	6,027	434,788

19

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corp.(a)	7,895	$188,691
Permian Resources Corp.(a)	12,259	119,770
Phillips 66	30,757	3,207,648
Pioneer Natural Resources Co.	15,168	3,889,227
Range Resources Corp.	16,571	471,942
Ranger Oil Corp., Class A	1,207	49,366
REX American Resources Corp.(a)	1,440	43,186
Riley Exploration Permian, Inc.	425	12,355
Ring Energy, Inc.(a)	6,295	20,081
SandRidge Energy, Inc.(a)	1,890	35,702
Scorpio Tankers, Inc.	3,349	160,551
SFL Corp. Ltd.	6,904	70,421
SilverBow Resources, Inc.(a)(b)	771	27,347
Sitio Royalties Corp.	427	12,110
SM Energy Co.	7,906	355,612
Southwestern Energy Co.(a)	70,625	489,431
Talos Energy, Inc.(a)	4,137	88,035
Targa Resources Corp.	14,386	983,571
Teekay Corp.(a)	5,713	22,338
Teekay Tankers Ltd., Class A(a)	1,541	48,526
Tellurian, Inc.(a)	31,729	85,668
Texas Pacific Land Corp.	364	838,609
Uranium Energy Corp.(a)	19,806	83,383
Ur-Energy, Inc.(a)(b)	13,853	17,870
VAALCO Energy, Inc.	3,526	18,159
Valero Energy Corp.	25,111	3,152,686
Vertex Energy, Inc.(a)(b)	3,651	31,143
W&T Offshore, Inc.(a)	7,555	57,342
Williams Cos., Inc.	77,977	2,552,187
World Fuel Services Corp.(b)	4,001	101,986

		121,592,229

Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	1,371	60,982
Glatfelter Corp.	2,862	8,099
Louisiana-Pacific Corp.	5,005	283,533
Resolute Forest Products, Inc.(a)	3,829	79,682
Sylvamo Corp.	2,521	121,437

		553,733

Personal Products — 0.2%
Beauty Health Co.(a)	6,871	78,535
BellRing Brands, Inc.(a)	7,922	191,871
Coty, Inc., Class A(a)	22,417	150,418
Edgewell Personal Care Co.	3,579	140,261
elf Beauty, Inc.(a)	3,293	142,455
Estee Lauder Cos., Inc., Class A	14,669	2,940,988
Herbalife Nutrition Ltd.(a)	6,918	147,077
Honest Co., Inc.(a)	6,142	20,330
Inter Parfums, Inc.	944	76,351
Medifast, Inc.	711	83,180
Nature’s Sunshine Products, Inc.(a)	255	2,152
Nu Skin Enterprises, Inc., Class A	3,335	127,364
Olaplex Holdings, Inc.(a)	8,979	39,508
USANA Health Sciences, Inc.(a)	667	35,024
Veru, Inc.(a)(b)	3,397	41,579

		4,217,093

Pharmaceuticals — 4.2%
Aclaris Therapeutics, Inc.(a)	3,668	57,257
Aerie Pharmaceuticals, Inc.(a)	3,374	51,352
Amneal Pharmaceuticals, Inc.(a)	5,098	11,216
Amphastar Pharmaceuticals, Inc.(a)	2,313	71,472

Security	Shares	Value

Pharmaceuticals (continued)
Amylyx Pharmaceuticals, Inc.(a)(b)	2,415	$86,143
ANI Pharmaceuticals, Inc.(a)	794	30,640
Arvinas, Inc.(a)(b)	3,027	150,472
Atea Pharmaceuticals, Inc.(a)	3,928	23,568
Athira Pharma, Inc.(a)	2,144	7,097
Axsome Therapeutics, Inc.(a)	1,951	88,088
Bristol-Myers Squibb Co.	136,140	10,546,766
Cara Therapeutics, Inc.(a)	3,166	29,760
Cassava Sciences, Inc.(a)(b)	2,756	100,429
Catalent, Inc.(a)	10,908	716,983
CinCor Pharma, Inc.(a)	1,607	54,059
Collegium Pharmaceutical, Inc.(a)	1,582	28,381
Corcept Therapeutics, Inc.(a)(b)	5,104	145,974
DICE Therapeutics, Inc.(a)	2,283	81,069
Edgewise Therapeutics, Inc.(a)	2,551	24,260
Elanco Animal Health, Inc.(a)	29,037	382,998
Eli Lilly & Co.	53,849	19,498,184
Esperion Therapeutics, Inc.(a)(b)	2,929	23,813
Evolus, Inc.(a)	1,907	16,324
EyePoint Pharmaceuticals, Inc.(a)(b)	2,397	12,944
Fulcrum Therapeutics, Inc.(a)	1,593	8,857
Harmony Biosciences Holdings, Inc.(a)	1,653	85,956
Innoviva, Inc.(a)	4,370	59,257
Intra-Cellular Therapies, Inc.(a)	6,007	274,340
Jazz Pharmaceuticals PLC(a)	3,815	548,559
Johnson & Johnson	168,315	29,281,761
Liquidia Corp.(a)	4,533	22,166
Merck & Co., Inc.	161,729	16,366,975
Nektar Therapeutics(a)(b)	10,497	39,469
NGM Biopharmaceuticals, Inc.(a)	3,162	16,885
Nuvation Bio, Inc.(a)	9,777	21,509
Ocular Therapeutix, Inc.(a)	2,768	9,992
Organon & Co.	16,220	424,640
Pacira BioSciences, Inc.(a)	2,757	142,702
Perrigo Co. PLC	8,820	355,270
Pfizer, Inc.	361,323	16,819,586
Phathom Pharmaceuticals, Inc.(a)(b)	1,212	12,847
Phibro Animal Health Corp., Class A	619	9,093
Prestige Consumer Healthcare, Inc.(a)	3,156	171,939
Provention Bio, Inc.(a)	4,955	34,388
Reata Pharmaceuticals, Inc., Class A(a)	1,618	52,100
Relmada Therapeutics, Inc.(a)	1,462	9,342
Revance Therapeutics, Inc.(a)	4,871	108,672
Royalty Pharma PLC, Class A	23,431	991,600
SIGA Technologies, Inc.	2,502	22,993
Supernus Pharmaceuticals, Inc.(a)	3,326	113,982
Tarsus Pharmaceuticals, Inc.(a)	888	16,357
Theravance Biopharma, Inc.(a)	5,256	52,402
Tricida, Inc.(a)(b)	2,223	739
Ventyx Biosciences, Inc.(a)(b)	1,410	45,642
Viatris, Inc.	77,748	787,587
Xeris Biopharma Holdings, Inc.(a)(b)	12,105	19,368
Zoetis, Inc.	30,140	4,544,509

		103,710,733

Professional Services — 0.6%
Alight, Inc., Class A(a)	19,253	159,607
ASGN, Inc.(a)	3,126	265,022
Atlas Technical Consultants, Inc.(a)(b)	1,076	8,156
Barrett Business Services, Inc.	580	50,588
Booz Allen Hamilton Holding Corp.	8,524	927,837
CACI International, Inc., Class A(a)	1,469	446,620

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
CBIZ, Inc.(a)	3,197	$158,699
Clarivate PLC(a)(b)	30,144	311,388
CoStar Group, Inc.(a)	25,049	2,072,053
CRA International, Inc.	456	46,849
Dun & Bradstreet Holdings, Inc.(b)	17,060	219,221
Equifax, Inc.	7,796	1,321,734
Exponent, Inc.	3,154	300,450
First Advantage Corp.(a)	4,217	59,249
Forrester Research, Inc.(a)	474	20,060
Franklin Covey Co.(a)	875	44,275
FTI Consulting, Inc.(a)(b)	2,164	336,783
Heidrick & Struggles International, Inc.	1,059	29,821
HireRight Holdings Corp.(a)	1,645	22,142
Huron Consulting Group, Inc.(a)	1,374	101,168
ICF International, Inc.	1,207	144,393
Insperity, Inc.	2,314	273,098
Jacobs Solutions, Inc.	8,069	929,710
KBR, Inc.	8,876	441,759
Kelly Services, Inc., Class A	1,865	30,474
Kforce, Inc.	1,435	90,793
Korn Ferry	3,503	194,732
Legalzoom.com, Inc.(a)	6,145	56,841
Leidos Holdings, Inc.	8,713	885,154
ManpowerGroup, Inc.	3,288	257,582
Planet Labs PBC(a)(b)	9,833	51,623
Red Violet, Inc.(a)	1,105	19,271
Resources Connection, Inc.	2,633	48,105
Robert Half International, Inc.	7,089	542,025
Science Applications International Corp.	3,605	390,566
Skillsoft Corp.(a)	5,867	10,502
Spire Global, Inc.(a)	16,464	23,708
Sterling Check Corp.(a)	1,260	24,608
TransUnion	12,333	730,977
TriNet Group, Inc.(a)	2,363	153,548
TrueBlue, Inc.(a)	2,384	46,869
Upwork, Inc.(a)	7,682	103,323
Verisk Analytics, Inc.	9,920	1,813,674
Willdan Group, Inc.(a)	300	4,146

		14,169,203

Real Estate Management & Development — 0.1%
Anywhere Real Estate, Inc.(a)	6,333	47,054
CBRE Group, Inc., Class A(a)	20,521	1,455,760
Compass, Inc., Class A(a)	16,508	43,581
Cushman & Wakefield PLC(a)	10,268	118,595
DigitalBridge Group, Inc.(b)	11,121	142,349
Doma Holdings, Inc.(a)(b)	26,630	14,450
Douglas Elliman, Inc.	3,965	18,318
eXp World Holdings, Inc.	3,634	48,005
Forestar Group, Inc.(a)	1,192	13,803
FRP Holdings, Inc.(a)	186	11,277
Howard Hughes Corp.(a)(b)	2,558	156,933
Jones Lang LaSalle, Inc.(a)	3,021	480,611
Kennedy-Wilson Holdings, Inc.	8,538	141,816
Marcus & Millichap, Inc.	1,555	57,286
Newmark Group, Inc., Class A	9,252	75,774
Opendoor Technologies, Inc.(a)	28,738	74,431
RE/MAX Holdings, Inc., Class A	632	12,299
Redfin Corp.(a)	5,744	27,629
RMR Group, Inc., Class A	541	14,807
St. Joe Co.	2,076	73,760
Stratus Properties, Inc.	955	28,230

Security	Shares	Value

Real Estate Management & Development (continued)
Tejon Ranch Co.(a)	507	$8,589
WeWork, Inc., Class A(a)(b)	8,203	21,082
Zillow Group, Inc., Class A(a)	3,560	110,111
Zillow Group, Inc., Class C(a)(b)	10,061	310,483

		3,507,033

Road & Rail — 1.0%
AMERCO	574	330,159
ArcBest Corp.	1,534	121,846
Avis Budget Group, Inc.(a)	1,947	460,388
Covenant Logistics Group, Inc.	1,017	38,483
CSX Corp.	136,738	3,973,606
Daseke, Inc.(a)	1,895	11,294
Heartland Express, Inc.	3,436	51,128
Hertz Global Holdings, Inc.(a)(b)	12,641	232,594
JB Hunt Transport Services, Inc.	5,265	900,684
Knight-Swift Transportation Holdings, Inc.	9,539	458,158
Landstar System, Inc.	2,293	358,213
Lyft, Inc., Class A(a)	19,698	288,379
Marten Transport Ltd.	4,841	90,866
Norfolk Southern Corp.	14,973	3,414,892
Old Dominion Freight Line, Inc.	6,407	1,759,362
PAM Transportation Services, Inc.(a)	886	24,675
Ryder System, Inc.	3,346	269,386
Saia, Inc.(a)(b)	1,698	337,664
Schneider National, Inc., Class B	3,106	69,077
TuSimple Holdings, Inc., Class A(a)(b)	10,700	36,701
Uber Technologies, Inc.(a)	120,651	3,205,697
Union Pacific Corp.	40,141	7,913,397
Universal Logistics Holdings, Inc.	345	11,040
Werner Enterprises, Inc.	3,887	152,370
XPO Logistics, Inc.(a)	6,858	354,833

		24,864,892

Semiconductors & Semiconductor Equipment — 4.1%
ACM Research, Inc., Class A(a)	3,000	19,200
Advanced Micro Devices, Inc.(a)	103,272	6,202,516
Allegro MicroSystems, Inc.(a)	4,091	103,952
Alpha & Omega Semiconductor Ltd.(a)	1,720	56,330
Ambarella, Inc.(a)	2,226	121,829
Amkor Technology, Inc.	5,568	115,759
Analog Devices, Inc.	33,369	4,759,087
Applied Materials, Inc.	55,548	4,904,333
Atomera, Inc.(a)(b)	815	7,343
Axcelis Technologies, Inc.(a)	2,013	116,754
AXT, Inc.(a)	1,214	5,512
Broadcom, Inc.	25,250	11,870,530
CEVA, Inc.(a)	1,470	40,660
Cirrus Logic, Inc.(a)	3,545	237,940
Cohu, Inc.(a)	2,510	82,629
Credo Technology Group Holding Ltd.(a)	6,153	84,542
CyberOptics Corp.(a)	477	25,744
Diodes, Inc.(a)	2,693	193,007
Enphase Energy, Inc.(a)	8,350	2,563,450
Entegris, Inc.	9,631	764,124
First Solar, Inc.(a)	6,784	987,547
FormFactor, Inc.(a)	4,805	97,109
Globalfoundries, Inc.(a)(b)	4,218	239,161
Ichor Holdings Ltd.(a)	1,435	36,506
Impinj, Inc.(a)	1,213	139,046
indie Semiconductor, Inc., Class A(a)	6,908	54,021
Intel Corp.	261,771	7,442,150
KLA Corp.	9,073	2,871,151

21

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Kulicke & Soffa Industries, Inc.(b)	3,925	$164,615
Lam Research Corp.	8,750	3,541,825
Lattice Semiconductor Corp.(a)	8,651	419,660
MACOM Technology Solutions Holdings, Inc., Class H(a)	3,204	185,415
Marvell Technology, Inc.	54,134	2,148,037
MaxLinear, Inc.(a)	4,731	146,093
Microchip Technology, Inc.	34,372	2,122,127
Micron Technology, Inc.	70,458	3,811,778
MKS Instruments, Inc.	3,628	298,040
Monolithic Power Systems, Inc.	2,897	983,387
NVIDIA Corp.	153,945	20,777,957
ON Semiconductor Corp.(a)(b)	27,638	1,697,802
Onto Innovation, Inc.(a)	3,247	217,030
PDF Solutions, Inc.(a)	1,754	41,359
Photronics, Inc.(a)	3,827	62,074
Power Integrations, Inc.	3,675	245,159
Qorvo, Inc.(a)	6,572	565,718
Qualcomm, Inc.	71,643	8,429,515
Rambus, Inc.(a)	6,863	206,988
Rockley Photonics Holdings Ltd.(a)(b)	10,516	5,364
Semtech Corp.(a)	4,481	124,079
Silicon Laboratories, Inc.(a)	2,129	244,665
SiTime Corp.(a)	1,041	93,492
SkyWater Technology, Inc.(a)	811	6,577
Skyworks Solutions, Inc.	10,334	888,827
SMART Global Holdings, Inc.(a)	3,469	46,936
Synaptics, Inc.(a)	2,383	211,134
Teradyne, Inc.	9,970	811,060
Texas Instruments, Inc.	58,977	9,473,476
Ultra Clean Holdings, Inc.(a)	2,740	85,241
Universal Display Corp.	2,869	273,186
Veeco Instruments, Inc.(a)	2,766	50,424
Wolfspeed, Inc.(a)	7,376	580,860

		103,101,832

Software — 8.2%
8x8, Inc.(a)	6,460	27,326
A10 Networks, Inc.	4,857	81,598
ACI Worldwide, Inc.(a)	6,881	167,415
Adeia, Inc.	8,008	89,529
Adobe, Inc.(a)	30,180	9,612,330
Agilysys, Inc.(a)	1,390	89,196
Alarm.com Holdings, Inc.(a)	2,898	170,518
Alkami Technology, Inc.(a)	2,197	34,822
Altair Engineering, Inc., Class A(a)(b)	3,034	148,818
Alteryx, Inc., Class A(a)	3,791	184,735
American Software, Inc., Class A	1,641	28,110
Amplitude, Inc., Class A(a)	3,549	59,623
ANSYS, Inc.(a)	5,570	1,231,861
Appfolio, Inc., Class A(a)	1,200	150,444
Appian Corp., Class A(a)	2,774	135,427
AppLovin Corp., Class A(a)(b)	14,710	249,482
Arteris, Inc.(a)	3,156	17,484
Asana, Inc., Class A(a)	4,988	102,753
Aspen Technology, Inc.(a)(b)	1,731	417,950
Atlassian Corp.	8,728	1,769,427
Autodesk, Inc.(a)(b)	13,906	2,980,056
Avaya Holdings Corp.(a)	5,377	8,496
AvePoint, Inc.(a)	8,422	36,804
Benefitfocus, Inc.(a)	1,165	8,213
Bentley Systems, Inc., Class B(b)	10,772	380,036

Security	Shares	Value

Software (continued)
Bill.com Holdings, Inc.(a)(b)	6,217	$829,099
Black Knight, Inc.(a)	10,116	611,715
Blackbaud, Inc.(a)	2,852	156,004
Blackline, Inc.(a)	3,335	186,760
Blend Labs, Inc., Class A(a)(b)	12,282	30,828
Box, Inc., Class A(a)	8,323	241,783
BTRS Holdings, Inc., Class 1(a)	7,370	69,573
C3.ai, Inc., Class A(a)	3,809	49,936
Cadence Design Systems, Inc.(a)	17,429	2,638,576
CCC Intelligent Solutions Holdings, Inc.(a)	11,864	110,691
Cerence, Inc.(a)	2,169	37,307
Ceridian HCM Holding, Inc.(a)	8,565	566,917
ChannelAdvisor Corp.(a)	1,810	41,702
Cleanspark, Inc.(a)(b)	1,688	5,874
Clear Secure, Inc., Class A(a)(b)	3,729	100,758
CommVault Systems, Inc.(a)	2,559	155,818
Confluent, Inc., Class A(a)	8,394	225,631
Consensus Cloud Solutions, Inc.(a)	808	45,361
Couchbase, Inc.(a)	2,394	30,643
Coupa Software, Inc.(a)	4,579	243,740
Crowdstrike Holdings, Inc., Class A(a)	13,393	2,158,952
CS Disco, Inc.(a)(b)	1,888	20,239
Cvent Holding Corp.(a)	4,519	26,436
Datadog, Inc., Class A(a)	16,931	1,363,115
Digimarc Corp.(a)	495	8,088
Digital Turbine, Inc.(a)	5,723	83,556
DocuSign, Inc.(a)	12,380	597,954
Dolby Laboratories, Inc., Class A	3,861	258,069
Domo, Inc., Class B(a)	1,416	25,021
DoubleVerify Holdings, Inc.(a)(b)	3,989	116,598
Dropbox, Inc., Class A(a)	17,951	390,434
Duck Creek Technologies, Inc.(a)(b)	5,123	61,169
Dynatrace, Inc.(a)	12,807	451,319
E2open Parent Holdings, Inc.(a)	12,000	69,960
Ebix, Inc.	1,492	29,527
eGain Corp.(a)	724	5,828
Elastic NV(a)	5,022	321,157
Enfusion, Inc., Class A(a)(b)	1,551	21,978
EngageSmart, Inc.(a)	2,476	48,629
Envestnet, Inc.(a)	2,907	143,344
Everbridge, Inc.(a)	2,780	87,097
EverCommerce, Inc.(a)	1,361	11,854
Fair Isaac Corp.(a)	1,589	760,877
Five9, Inc.(a)	4,385	264,240
ForgeRock, Inc., Class A(a)	1,824	41,149
Fortinet, Inc.(a)(b)	41,160	2,352,706
Greenidge Generation Holdings, Inc.(a)(b)	553	538
Guidewire Software, Inc.(a)(b)	5,215	309,823
HubSpot, Inc.(a)	2,901	860,321
Informatica, Inc., Class A(a)(b)	2,800	54,208
Instructure Holdings, Inc.(a)(b)	1,199	28,320
Intapp, Inc.(a)	938	21,067
InterDigital, Inc.	1,610	80,291
Intuit, Inc.	17,597	7,522,718
Jamf Holding Corp.(a)(b)	3,854	91,224
KnowBe4, Inc., Class A(a)	4,247	104,391
LivePerson, Inc.(a)	4,799	50,725
LiveRamp Holdings, Inc.(a)	4,836	88,789
Manhattan Associates, Inc.(a)	4,001	486,802
Marathon Digital Holdings, Inc.(a)(b)	6,785	88,951
Matterport, Inc.(a)(b)	14,473	50,511
MeridianLink, Inc.(a)(b)	1,066	19,188

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Microsoft Corp.	478,369	$111,043,796
MicroStrategy, Inc., Class A(a)(b)	591	158,098
Mitek Systems, Inc.(a)	2,481	28,060
Model N, Inc.(a)(b)	2,003	76,114
Momentive Global, Inc.(a)	7,786	60,419
N-able, Inc.(a)	4,241	45,930
nCino, Inc.(a)(b)	4,394	138,323
NCR Corp.(a)	7,887	167,678
New Relic, Inc.(a)	3,307	195,907
NextNav, Inc.(a)	7,099	24,350
NortonLifeLock, Inc.	35,847	807,633
Nutanix, Inc., Class A(a)	13,776	377,462
Olo, Inc., Class A(a)	5,920	52,155
ON24, Inc.(a)	1,991	16,207
OneSpan, Inc.(a)	1,431	15,727
Oracle Corp.	96,814	7,558,269
PagerDuty, Inc.(a)(b)	5,772	143,954
Palantir Technologies, Inc., Class A(a)(b)	115,785	1,017,750
Palo Alto Networks, Inc.(a)(b)	18,761	3,219,200
Paycom Software, Inc.(a)	3,259	1,127,614
Paycor HCM, Inc.(a)(b)	3,050	92,934
Paylocity Holding Corp.(a)	2,581	598,250
Pegasystems, Inc.	2,937	109,286
Procore Technologies, Inc.(a)	4,290	234,491
Progress Software Corp.	2,817	143,752
PROS Holdings, Inc.(a)(b)	3,022	75,399
PTC, Inc.(a)	6,524	768,723
Q2 Holdings, Inc.(a)	3,494	108,454
Qualys, Inc.(a)	2,467	351,696
Rapid7, Inc.(a)	3,624	164,058
Rimini Street, Inc.(a)	3,501	19,641
RingCentral, Inc., Class A(a)	5,642	200,404
Riot Blockchain, Inc.(a)(b)	8,080	55,671
Roper Technologies, Inc.	6,787	2,813,483
Salesforce, Inc.(a)	61,525	10,003,350
Sapiens International Corp. NV	2,240	44,061
SecureWorks Corp., Class A(a)	607	4,965
SentinelOne, Inc., Class A(a)(b)	11,519	263,094
ServiceNow, Inc.(a)	12,796	5,383,789
ShotSpotter, Inc.(a)	707	26,866
Smartsheet, Inc., Class A(a)(b)	7,802	272,446
Splunk, Inc.(a)	10,398	864,178
Sprout Social, Inc., Class A(a)	2,948	177,853
SPS Commerce, Inc.(a)	2,227	281,760
Sumo Logic, Inc.(a)	8,411	64,849
Synopsys, Inc.(a)	9,742	2,850,022
Telos Corp.(a)	4,939	52,353
Tenable Holdings, Inc.(a)	6,551	266,233
Teradata Corp.(a)	6,638	209,694
Tyler Technologies, Inc.(a)	2,634	851,651
UiPath, Inc., Class A(a)(b)	24,241	306,649
Unity Software, Inc.(a)(b)	13,306	392,527
Upland Software, Inc.(a)	1,510	12,140
UserTesting, Inc.(a)	4,328	32,027
Varonis Systems, Inc.(a)	7,148	191,352
Verint Systems, Inc.(a)	3,819	135,307
Veritone, Inc.(a)(b)	2,366	17,532
Viant Technology, Inc., Class A(a)	883	4,026
VMware, Inc., Class A	12,993	1,462,102
Weave Communications, Inc.(a)	3,917	21,544
WM Technology, Inc.(a)	4,980	10,209
Workday, Inc., Class A(a)	12,604	1,963,955

Security	Shares	Value

Software (continued)
Workiva, Inc.(a)(b)	2,886	$224,560
Xperi, Inc.(b)	2,213	30,916
Yext, Inc.(a)	5,854	31,143
Zendesk, Inc.(a)	7,843	601,480
Zeta Global Holdings Corp., Class A(a)	6,861	57,221
Zoom Video Communications, Inc., Class A(a)	16,137	1,346,471
Zscaler, Inc.(a)	5,323	820,274
Zuora, Inc., Class A(a)	5,649	43,441

		205,471,260

Specialty Retail — 2.2%
Aaron’s Co., Inc.	1,983	20,663
Abercrombie & Fitch Co., Class A(a)	3,245	57,047
Academy Sports & Outdoors, Inc.	5,467	240,712
Advance Auto Parts, Inc.	3,840	729,293
American Eagle Outfitters, Inc.	8,725	99,116
America’s Car-Mart, Inc.(a)	281	19,209
Arko Corp.	6,136	62,894
Asbury Automotive Group, Inc.(a)	1,345	212,174
AutoNation, Inc.(a)(b)	2,386	253,656
AutoZone, Inc.(a)(b)	1,240	3,140,771
Bath & Body Works, Inc.	14,887	496,928
Bed Bath & Beyond, Inc.(a)(b)	4,874	22,274
Best Buy Co., Inc.	12,825	877,358
Big 5 Sporting Goods Corp.	1,094	14,102
Boot Barn Holdings, Inc.(a)	1,850	105,080
Buckle, Inc.	1,687	66,350
Build-A-Bear Workshop, Inc.	1,239	21,794
Burlington Stores, Inc.(a)(b)	4,201	600,575
Caleres, Inc.	2,081	56,874
Camping World Holdings, Inc., Class A	2,185	60,809
CarMax, Inc.(a)(b)	10,482	660,471
Carvana Co.(a)(b)	6,450	87,269
Cato Corp., Class A	2,025	24,118
Chico’s FAS, Inc.(a)	7,580	44,570
Children’s Place, Inc.(a)	869	35,177
Citi Trends, Inc.(a)	548	12,390
Conn’s, Inc.(a)	439	3,604
Container Store Group, Inc.(a)	1,057	5,740
Designer Brands, Inc., Class A	3,326	50,655
Destination XL Group, Inc.(a)	6,269	41,877
Dick’s Sporting Goods, Inc.	3,526	401,118
EVgo, Inc.(a)(b)	4,566	33,834
Five Below, Inc.(a)(b)	3,536	517,494
Floor & Decor Holdings, Inc., Class A(a)	6,505	477,272
Foot Locker, Inc.	5,084	161,163
GameStop Corp., Class A(a)(b)	17,093	483,903
Gap, Inc.	13,510	152,258
Genesco, Inc.(a)	1,043	49,063
Group 1 Automotive, Inc.	957	165,561
GrowGeneration Corp.(a)(b)	2,856	10,196
Guess?, Inc.	3,020	51,280
Haverty Furniture Cos., Inc.	1,048	27,856
Hibbett, Inc.	1,069	66,727
Home Depot, Inc.	66,032	19,554,056
JOANN, Inc.(b)	2,118	11,204
Leslie’s, Inc.(a)	9,408	132,088
Lithia Motors, Inc.	1,669	330,712
LL Flooring Holdings, Inc.(a)	1,004	8,353
Lowe’s Cos., Inc.	40,838	7,961,368
MarineMax, Inc.(a)	887	28,659
Monro, Inc.	2,222	106,100
Murphy USA, Inc.	1,395	438,741

23

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
National Vision Holdings, Inc.(a)(b)	4,693	$173,829
ODP Corp.(a)	2,695	106,641
OneWater Marine, Inc., Class A(a)	684	22,572
O’Reilly Automotive, Inc.(a)(b)	4,004	3,352,029
Party City Holdco, Inc.(a)(b)	5,630	9,515
Penske Automotive Group, Inc.	1,825	203,706
Petco Health & Wellness Co., Inc.(a)(b)	5,201	54,767
Rent-A-Center, Inc., Class A	3,760	78,396
RH(a)	1,252	317,920
Ross Stores, Inc.	21,978	2,103,075
Sally Beauty Holdings, Inc.(a)	7,155	90,940
Shoe Carnival, Inc.	744	17,841
Signet Jewelers Ltd.	2,786	181,759
Sleep Number Corp.(a)	1,237	34,314
Sonic Automotive, Inc., Class A	1,309	61,196
Sportsman’s Warehouse Holdings, Inc.(a)	1,930	17,331
Tilly’s, Inc., Class A	598	5,298
TJX Cos., Inc.	74,942	5,403,318
Tractor Supply Co.	7,122	1,565,202
TravelCenters of America, Inc.(a)	768	48,829
Ulta Beauty, Inc.(a)	3,277	1,374,275
Urban Outfitters, Inc.(a)	4,847	115,649
Victoria’s Secret & Co.(a)	5,589	210,146
Volta, Inc.(a)(b)	10,813	12,002
Warby Parker, Inc., Class A(a)(b)	5,414	86,895
Williams-Sonoma, Inc.	4,372	541,385
Winmark Corp.	223	56,116
Zumiez, Inc.(a)(b)	980	21,981

		55,559,483

Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.	977,487	149,887,857
Avid Technology, Inc.(a)	2,695	74,085
Corsair Gaming, Inc.(a)	1,838	25,364
Dell Technologies, Inc., Class C	16,463	632,179
Diebold Nixdorf, Inc.(a)	2,781	6,925
Eastman Kodak Co.(a)(b)	6,701	35,850
Hewlett Packard Enterprise Co.	82,032	1,170,597
HP, Inc.	66,309	1,831,455
IonQ, Inc.(a)	7,983	47,020
NetApp, Inc.	13,835	958,350
Pure Storage, Inc., Class A(a)	18,185	561,189
Super Micro Computer, Inc.(a)	2,842	197,775
Turtle Beach Corp.(a)	776	6,053
Western Digital Corp.(a)	19,854	682,382
Xerox Holdings Corp.	8,090	118,357

		156,235,438

Textiles, Apparel & Luxury Goods — 0.6%
Allbirds, Inc., Class A(a)(b)	6,333	21,786
Capri Holdings Ltd.(a)	8,203	374,713
Carter’s, Inc.	2,358	160,037
Columbia Sportswear Co.	2,457	183,046
Crocs, Inc.(a)	3,755	265,666
Deckers Outdoor Corp.(a)	1,645	575,635
Ermenegildo Zegna NV(b)	2,206	24,178
Fossil Group, Inc.(a)	3,093	13,145
G-III Apparel Group Ltd.(a)	2,509	48,926
Hanesbrands, Inc.	21,010	143,288
Kontoor Brands, Inc.	3,157	112,705
Lululemon Athletica, Inc.(a)	7,130	2,346,055
Movado Group, Inc.	1,241	41,040
NIKE, Inc., Class B	78,393	7,265,463

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Oxford Industries, Inc.	853	$86,776
PLBY Group, Inc.(a)(b)	1,732	6,270
PVH Corp.	4,442	227,963
Ralph Lauren Corp.	2,914	270,099
Rocky Brands, Inc.	309	6,083
Skechers USA, Inc., Class A(a)(b)	8,691	299,231
Steven Madden Ltd.	4,857	145,079
Superior Group of Cos., Inc.	916	9,087
Tapestry, Inc.	15,894	503,522
Under Armour, Inc., Class A(a)	11,440	85,228
Under Armour, Inc., Class C(a)	12,665	83,082
Unifi, Inc.(a)	1,883	17,173
VF Corp.	22,364	631,783
Wolverine World Wide, Inc.	4,311	73,847

		14,020,906

Thrifts & Mortgage Finance — 0.1%
Axos Financial, Inc.(a)	3,469	135,152
Blue Foundry Bancorp(a)	1,829	22,515
Bridgewater Bancshares, Inc.(a)	1,355	25,908
Capitol Federal Financial, Inc.	5,759	47,109
Columbia Financial, Inc.(a)	2,444	50,200
Enact Holdings, Inc.	1,946	49,895
Essent Group Ltd.	6,810	269,540
Federal Agricultural Mortgage Corp., Class C	456	52,531
Flagstar Bancorp, Inc.	2,381	92,145
Greene County Bancorp, Inc.	389	25,907
Hingham Institution for Savings	79	19,533
Home Bancorp, Inc.	190	8,123
Kearny Financial Corp.	3,052	30,947
Luther Burbank Corp.	1,915	24,186
Merchants Bancorp	607	14,538
MGIC Investment Corp.	19,061	260,183
Mr. Cooper Group, Inc.(a)	4,407	174,032
New York Community Bancorp, Inc.	29,514	274,775
NMI Holdings, Inc., Class A(a)	5,784	126,843
Northfield Bancorp, Inc.	1,190	19,088
PennyMac Financial Services, Inc.	1,842	98,215
Provident Bancorp, Inc.	875	10,815
Provident Financial Services, Inc.	3,731	83,649
Radian Group, Inc.	10,815	225,709
Rocket Cos., Inc., Class A(b)	8,621	59,485
Southern Missouri Bancorp, Inc.	347	17,784
TFS Financial Corp.	3,225	45,311
TrustCo Bank Corp./New York	719	26,833
UWM Holdings Corp.(b)	6,038	19,805
Walker & Dunlop, Inc.	1,979	178,031
Waterstone Financial, Inc.	3,037	51,568
WSFS Financial Corp.	3,434	159,887

		2,700,242

Tobacco — 0.6%
22nd Century Group, Inc.(a)(b)	7,514	9,843
Altria Group, Inc.	115,706	5,353,717
Philip Morris International, Inc.	99,050	9,097,743
Turning Point Brands, Inc.	705	16,610
Universal Corp.	1,853	93,780
Vector Group Ltd.	9,936	105,520

		14,677,213

Trading Companies & Distributors — 0.4%
Air Lease Corp.	6,821	240,713
Alta Equipment Group, Inc.	1,686	20,620
Applied Industrial Technologies, Inc.	2,325	289,183

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Beacon Roofing Supply, Inc.(a)	3,378	$190,350
BlueLinx Holdings, Inc.(a)	823	57,989
Boise Cascade Co.	2,392	159,714
Core & Main, Inc., Class A(a)(b)	4,452	104,978
Custom Truck One Source, Inc.(a)	2,724	18,877
Distribution Solutions Group, Inc.(a)	255	7,670
DXP Enterprises, Inc.(a)	1,361	38,938
Fastenal Co.	36,903	1,783,522
GATX Corp.	2,369	248,058
Global Industrial Co.	1,009	32,026
GMS, Inc.(a)	2,981	140,703
H&E Equipment Services, Inc.	1,772	66,911
Herc Holdings, Inc.	1,662	195,468
Hudson Technologies, Inc.(a)	2,482	22,859
McGrath RentCorp	1,530	143,897
MRC Global, Inc.(a)	4,647	46,609
MSC Industrial Direct Co., Inc., Class A	3,123	259,147
NOW, Inc.(a)	6,770	86,182
Rush Enterprises, Inc., Class A	2,846	141,987
Rush Enterprises, Inc., Class B	399	21,394
SiteOne Landscape Supply, Inc.(a)(b)	2,749	318,527
Textainer Group Holdings Ltd.	2,893	86,559
Titan Machinery, Inc.(a)	1,169	40,190
Transcat, Inc.(a)	348	28,800
Triton International Ltd.	3,850	233,657
United Rentals, Inc.(a)	4,458	1,407,435
Univar Solutions, Inc.(a)	10,329	263,183
Veritiv Corp.(a)	975	113,354
W.W.Grainger, Inc.	2,868	1,675,916
Watsco, Inc.	2,154	583,648
WESCO International, Inc.(a)	2,881	396,915

		9,465,979

Water Utilities — 0.1%
American States Water Co.	2,476	223,979
American Water Works Co., Inc.	11,686	1,698,443
Artesian Resources Corp., Class A	493	25,774
California Water Service Group	3,450	214,107
Essential Utilities, Inc.	14,823	655,473
Global Water Resources, Inc.	881	11,242
Middlesex Water Co.	903	80,791
Pure Cycle Corp.(a)	1,623	14,007
SJW Group	1,481	104,677
York Water Co.	673	29,316

		3,057,809

Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	3,467	49,301
Shenandoah Telecommunications Co.	2,672	60,547
Telephone & Data Systems, Inc.	6,742	114,614

Security	Shares	Value

Wireless Telecommunication Services (continued)
T-Mobile U.S., Inc.(a)	38,064	$5,768,980
U.S. Cellular Corp.(a)	1,024	31,918

		6,025,360

Total Common Stocks — 98.5% (Cost: $1,938,547,542)		2,455,366,639

Investment Companies

Equity Funds — 0.9%
iShares Russell 3000 ETF(d)(e)	100,346	22,468,473

Total Investment Companies — 0.9% (Cost: $21,244,835)		22,468,473

Preferred Securities

Preferred Stocks — 0.0%

Biotechnology — 0.0%
Tango Therapeutics, Inc.(a)	5,222	41,985

		41,985

Total Preferred Securities — 0.0% (Cost: $23,598)		41,985

Total Long-Term Investments — 99.4% (Cost: $1,959,815,975)		2,477,877,097

Short-Term Securities

Money Market Funds — 3.1%

BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(d)(e)(f)	66,207,610	66,194,369

BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)	11,440,268	11,440,268

Total Short-Term Securities — 3.1% (Cost: $77,665,344)		77,634,637

Total Investments — 102.5% (Cost: $2,037,481,319)		2,555,511,734

Liabilities in Excess of Other Assets — (2.5)%		(62,052,844)

Net Assets — 100.0%		$2,493,458,890

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

25

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$60,632,938	$ 5,574,228	(a)	$—		$18,598	$(31,395)	$66,194,369	66,207,610	$—		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,829,647	—		(1,389,379	)(a)	—	—	11,440,268	11,440,268	235,893	(b)	—
BlackRock, Inc.	6,091,545	290,240		—		—	(186,216)	6,195,569	9,592	44,637		—
iShares Russell 3000 ETF	21,228,350	69,821,901		(67,771,477)		(272,520)	(537,781)	22,468,473	100,346	97,043		—

						$(253,922)	$(755,392)	$106,298,679		$377,573		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	23	12/16/22	$2,131	$51,479
S&P 500 E-Mini Index	68	12/16/22	13,202	(15,570)

				$35,909

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$42,587,325	$—	$—	$42,587,325
Air Freight & Logistics	13,013,526	—	—	13,013,526
Airlines	5,389,773	—	—	5,389,773
Auto Components	5,387,868	—	—	5,387,868
Automobiles	46,569,710	—	—	46,569,710
Banks	104,039,405	—	—	104,039,405
Beverages	40,376,215	—	—	40,376,215
Biotechnology	68,044,359	—	2,619	68,046,978
Building Products	14,788,948	—	—	14,788,948
Capital Markets	76,934,483	—	—	76,934,483
Chemicals	44,240,965	—	—	44,240,965
Commercial Services & Supplies	14,538,951	—	—	14,538,951
Communications Equipment	20,443,443	—	—	20,443,443
Construction & Engineering	5,922,244	—	—	5,922,244
Construction Materials	3,210,818	—	—	3,210,818
Consumer Finance	14,049,223	—	—	14,049,223
Containers & Packaging	8,300,726	—	—	8,300,726
Distributors	3,296,797	—	—	3,296,797
Diversified Consumer Services	3,028,791	—	—	3,028,791
Diversified Financial Services	37,308,379	—	—	37,308,379
Diversified Telecommunication Services	20,227,233	—	—	20,227,233
Electric Utilities	42,106,398	—	—	42,106,398
Electrical Equipment	17,170,913	—	—	17,170,913
Electronic Equipment, Instruments & Components	17,832,259	—	—	17,832,259
Energy Equipment & Services	12,134,154	—	—	12,134,154
Entertainment	34,728,270	—	—	34,728,270
Equity Real Estate Investment Trusts (REITs)	76,035,448	—	—	76,035,448
Food & Staples Retailing	37,197,338	—	—	37,197,338
Food Products	28,928,480	—	—	28,928,480
Gas Utilities	3,631,967	—	—	3,631,967
Health Care Equipment & Supplies	66,354,934	—	—	66,354,934
Health Care Providers & Services	85,078,106	—	—	85,078,106
Health Care Technology	2,908,574	—	—	2,908,574
Hotels, Restaurants & Leisure	52,306,910	—	—	52,306,910
Household Durables	9,798,580	—	—	9,798,580
Household Products	30,148,253	—	—	30,148,253
Independent Power and Renewable Electricity Producers	2,662,810	—	—	2,662,810
Industrial Conglomerates	18,870,947	—	—	18,870,947
Insurance	60,271,216	—	—	60,271,216
Interactive Media & Services	86,661,951	—	—	86,661,951
Internet & Direct Marketing Retail	61,888,214	—	—	61,888,214
IT Services	111,313,746	—	—	111,313,746
Leisure Products	2,642,226	—	—	2,642,226
Life Sciences Tools & Services	42,158,623	—	—	42,158,623
Machinery	48,795,597	9,475	—	48,805,072
Marine	645,336	—	—	645,336
Media	21,128,449	—	—	21,128,449
Metals & Mining	13,513,912	—	—	13,513,912
Mortgage Real Estate Investment Trusts (REITs)	3,265,591	—	—	3,265,591
Multiline Retail	11,890,484	—	—	11,890,484
Multi-Utilities	18,655,239	—	—	18,655,239
Oil, Gas & Consumable Fuels	121,592,229	—	—	121,592,229
Paper & Forest Products	553,733	—	—	553,733
Personal Products	4,217,093	—	—	4,217,093
Pharmaceuticals	103,710,733	—	—	103,710,733
Professional Services	14,169,203	—	—	14,169,203
Real Estate Management & Development	3,507,033	—	—	3,507,033

27

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Road & Rail	$24,864,892	$—	$—	$24,864,892
Semiconductors & Semiconductor Equipment	103,101,832	—	—	103,101,832
Software	205,471,260	—	—	205,471,260
Specialty Retail	55,559,483	—	—	55,559,483
Technology Hardware, Storage & Peripherals	156,235,438	—	—	156,235,438
Textiles, Apparel & Luxury Goods	14,020,906	—	—	14,020,906
Thrifts & Mortgage Finance	2,700,242	—	—	2,700,242
Tobacco	14,677,213	—	—	14,677,213
Trading Companies & Distributors	9,465,979	—	—	9,465,979
Water Utilities	3,057,809	—	—	3,057,809
Wireless Telecommunication Services	6,025,360	—	—	6,025,360
Investment Companies	22,468,473	—	—	22,468,473
Preferred Securities
Preferred Stocks	41,985	—	—	41,985
Short-Term Securities
Money Market Funds	77,634,637	—	—	77,634,637

	$2,555,499,640	$9,475	$2,619	$2,555,511,734

Derivative Financial Instruments
Assets
Equity Contracts	$51,479	$—	$—	$51,479
Liabilities
Equity Contracts	(15,570)	—	—	(15,570)

	$35,909	$—	$—	$35,909

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	28